    As filed with the Securities and Exchange Commission on February 6, 1998


                           Registration No. 333-02381

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
            Pre-Effective Amendment No.                                    [ ]
            Post-Effective Amendment No. 5                                 [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             [X]
            Amendment No. 7                                                [X]

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   Hartford Plaza, Hartford, Connecticut 06115
                    (Address of Principal Executive Offices)

Registrant's Telephone Number Including Area Code: (860) 547-5000

                           Michael O'Halloran, Esquire
                   The Hartford Financial Services Group, Inc.
                                 Law Department
                                690 Asylum Avenue
                           Hartford, Connecticut 06115
                     (Name and Address of Agent for Service)

                                        COPIES TO:  Thomas Mira, Esquire
                                        Jorden, Burt, Berenson and Johnson
                                        1025 Thomas Jefferson Street, N.W.
                                        Suite 400 East
                                        Washington, D.C.  20036

The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the Rule 24f-2 Notice for its fiscal year ended December 31, 1996 with the Securities and Exchange Commission on February 26, 1997. The Registrant intends to file the Rule 24f-2 Notice for its fiscal year ended December 31, 1997 on or before March 31, 1998.

It is proposed that this filing will become effective (check appropriate box). ____Immediately upon filing pursuant to paragraph (b)

___ On _____________________________ pursuant to paragraph (b)(l)(v) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ On _____________________________pursuant to paragraph (a)(1)of Rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
 X  On April 22, 1998 pursuant to paragraph (a)(2)of Rule 485
---

Registrant has filed this post-effective amendment for the purpose of adding an additional series to The Hartford Mutual Funds, Inc. (the "Company"). The Company is comprised of ten series each with Class A, Class B and Class Y shares. This filing consists of a prospectus for the Class A and Class B shares of the new series -- The Hartford Growth and Income Fund (the "Fund"), a prospectus for the Class Y shares of the Fund, and a combined statement of additional information for the three classes of shares of the Fund. The prospectuses and combined statements of additional information for the remaining nine series of the Company are not affected by this post-effective amendment.

                         THE HARTFORD MUTUAL FUNDS, INC.

          Cross-Reference Sheet Showing Location in each Prospectus and
      Combined Statement of Additional Information of Information Required
                        by Items of the Registration Form



     Form N-1A Item
     Number and Caption                            Location in Prospectus
     ------------------                            ----------------------

1.   Cover Page                                    Cover Page.

2.   Synopsis                                      Investor Expenses.

3.   Condensed Financial Information               Not Applicable.

4.   General Description of Registrant             Introduction to The Hartford Mutual Funds,
                                                   Investment Objectives and Styles of the Funds,
                                                   Common Investment Policies and Risk Factors.

5.   Management of the Fund                        Management of the Funds.

6.   Capital Stock and other Securities            Ownership and Capitalization of the Company,
                                                   Dividends, Capital Gains and Taxes.

7.   Purchase of Securities Being Offered          About Your Account--How to Buy Shares, How
                                                   to Exchange Shares, Determination of Net Asset
                                                   Value, Shareholder Account Rules and Policies

8.   Redemption or Repurchase                      About Your Account--How to Sell Shares, How
                                                   to Exchange Shares, Determination of Net Asset
                                                   Value, Shareholder Account Rules and Policies.

9.   Pending Legal Proceedings                     Not Applicable.


     Form N-1A Item
     Number and Caption                            Location in Statement of Additional Information
     ------------------                            -----------------------------------------------

10.  Cover Page                                    Cover Page.

11.  Table of Contents                             Cover Page.

12.  General Information and History               Cover Page, General Information.

13.  Investment Objectives and Policies            Investment Objectives and Policies of the Funds,
                                                   Investment Restrictions.


14.  Management of the Fund                        Management of the Company, Investment
                                                   Advisory Arrangements; Fund Expenses.

15.  Control Persons and Principal Holders         Management of the Company.
     of Securities

16.  Investment Advisory and Other Services        Investment Advisory Arrangements; Fund
                                                   Expenses; Distribution Arrangements;
                                                   Distribution Financing Plan; Custodian;
                                                   Transfer Agent Services; Independent Public
                                                   Accountants.

17.  Brokerage Allocation and Other Practices      Portfolio and Brokerage Transactions.

18.  Capital Stock and Other Securities            Ownership and Capitalization of the Company
                                                   (Prospectus).

19.  Purchase Redemption and Pricing of            Determination of Net Asset Value, Purchase and
     Securities Being Offered                      Redemption of Shares.

20.  Tax Status                                    Taxes

21.  Underwriters                                  Distribution Arrangements.

22.  Calculation of Performance Data               Investment Performance.

23.  Financial Statements                          Financial Statements.

                      THE HARTFORD GROWTH AND INCOME FUND
                        PROSPECTUS --             , 1998
                           CLASS A AND CLASS B SHARES

The Hartford Growth and Income Fund (the "Fund") is a separate series of The Hartford Mutual Funds, Inc. (the "Company"), a family of ten diversified mutual funds each with a different investment objective and investment style. The Fund's investment goal is to seek growth of capital by investing primarily in equity securities with earnings growth potential. Only the Fund is offered by this Prospectus.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read and keep this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") in a statement of
additional information dated             , 1998 ("SAI"), which is incorporated
by reference into this Prospectus. To obtain a copy of the SAI without charge, call 1-888-843-7824, or write to The Hartford Growth and Income Fund, c/o The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of the principal amount invested.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

  2                                          THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                     PAGE
                                                                     ----

Investor Expenses.................................................     3
Introduction to The Hartford Growth and Income Fund...............     5
Investment Objective and Style of the Fund........................     5
Investment Policies and Risk Factors..............................     5
About Your Account................................................    10
     How to Buy Shares............................................    10
     Special Investment Programs and Privileges...................    14
     How to Redeem Shares.........................................    15
     How to Exchange Shares.......................................    16
     Determination of Net Asset Value.............................    17
     Shareholder Account Rules and Policies.......................    17
     Investor Information Services................................    18
Management of the Fund............................................    18
Dividends, Capital Gains and Taxes................................    19
Ownership and Capitalization of the Fund..........................    20
General Information...............................................    20

THE HARTFORD GROWTH AND INCOME FUND                                            3

--------------------------------------------------------------------------------
                                INVESTOR EXPENSES
--------------------------------------------------------------------------------

     The expenses and the maximum transaction costs associated with investing in Class A or Class B shares of the Fund and the estimated aggregate operating expenses for the Fund are reflected in the following table.

                                                         CLASS A      CLASS B
                                                         -------      -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge on purchases
   (as % of Offering Price) (1)........................    5.50%         None
Maximum Deferred Sales Charge (2)......................     None        5.00%
Redemption Fees (3)....................................     None         None
Exchange Fees (4)......................................     None         None
ANNUAL OPERATING EXPENSES
   (AS % OF AVERAGE NET ASSETS)
Management Fees........................................    0.80%        0.80%
12b-1 Distribution and Service Fees
   (after waiver) (5)..................................    0.30%        1.00%
Other Expenses (after reimbursements) (6)..............    0.35%        0.35%
Total Operating Expenses
   (after reimbursements) (6)..........................    1.45%        2.15%


---------

(1) If you purchase Class A shares, you will pay a sales charge equal to the amount of your investment multiplied by the percentage set forth in the table above. However, a lesser or no sales charge may be imposed depending on the size of the investment in Class A shares. Although purchases of Class A shares of $1 million or more are not subject to an initial sales charge, they may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of the calendar month of purchase. If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B Shares before the end of the sixth year after which you purchased Class B Shares. The CDSC is 5%, 4%, 3%, 3%, 2%, and 1% for redemptions occurring in years one through six respectively. After the sixth year, the CDSC is eliminated. See "How to Buy Shares."

(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers ("NASD"). See "How to Buy Shares."

(3) An $8 charge may be imposed on redemptions of less than $50,000 requested to be paid by wire transfer. See "Redeeming Shares by Telephone."

(4) All exchanges in excess of 12 exchanges in a 12-month period may be subject to an exchange fee of $10 per exchange. Any exchange fee is paid directly to the Fund from which shares have been redeemed. See "How to Exchange Shares."

(5) Although the Rule 12b-1 fee for Class A shares is 0.35%, Hartford Securities Distribution Company (the "Distributor"), has voluntarily agreed to waive 0.05% of such fee through May 1, 1999. This waiver may be discontinued at any time after such date. See "Distribution and Service Plan for Class A Shares" and "Distribution and Service Plan for Class B Shares."

(6) The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of the Hartford Investment Financial Services Company ("HIFSCO"), has voluntarily agreed to limit the Other Expenses and Total Operating Expenses of the Class A and Class B shares of the Fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses, until at least May 1, 1999. This policy may be discontinued at any time after such date. In the absence of such an agreement, the estimated Other Expenses for the Class A and Class B shares would be 0.52% and 0.59% and the Total Operating Expenses of the Fund would be 1.62% and 2.39% respectively.

  4                                          THE HARTFORD GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
                                 EXPENSE EXAMPLES
--------------------------------------------------------------------------------

     An investor in the Fund would have paid the following expenses at the end of the period shown on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

                           YEAR 1                  YEAR 3
                     ------------------      ------------------
                     CLASS A    CLASS B      CLASS A    CLASS B
                     -------    -------      -------    -------
                       $69        $72          $99        $98

     Using the same assumptions for the first table but assuming that you did not redeem your shares at the end of each period, you would bear the following expenses:

                           YEAR 1                  YEAR 3
                     ------------------      ------------------
                     CLASS A    CLASS B      CLASS A    CLASS B
                     -------    -------      -------    -------
                       $69        $22          $99        $68

     These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.

THE HARTFORD GROWTH AND INCOME FUND                                            5

--------------------------------------------------------------------------------
                           INTRODUCTION TO THE HARTFORD
                             GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

     The Fund is a series of The Hartford Mutual Funds, Inc. (the "Company"), an open-end management company which was organized as a Maryland corporation on
March 21, 1996. The Fund was established       and commenced operations       .

      The Company consists of ten series, each of which is divided into Class A, Class B and Class Y shares. Only Class A and Class B shares of the Fund are offered by this prospectus. Each Class incurs different expenses which will affect performance.

     Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to the Fund. In addition, under HIFSCO's general management, Wellington Management Company, LLP ("Wellington Management") serves as sub-adviser to the Fund.

     HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut insurance holding company with over $100 billion in assets. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, HIFSCO and its affiliates had investment management authority with respect to approximately $54.9 billion of assets for various clients. As of the same date, Wellington Management had investment management authority with respect to approximately $175 billion of assets for various clients.

--------------------------------------------------------------------------------
                  INVESTMENT OBJECTIVE AND STYLE OF THE FUND
--------------------------------------------------------------------------------

     The Fund is subject to certain fundamental investment restrictions that are enumerated in detail in the SAI and may not be changed without shareholder approval. All other investment policies (including the Fund's investment objective) are non-fundamental and may be changed by the Board of Directors without shareholder approval. Stated below is the investment objective and investment style for the Fund. For a description of the Fund's investment policies and risk factors, see "Investment Policies and Risk Factors."

     INVESTMENT OBJECTIVE. The Growth and Income Fund seeks growth of capital by investing primarily in equity securities with earnings growth potential.

     INVESTMENT STYLE. The Growth and Income Fund invests in a diversified portfolio of primarily equity securities that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Wellington Management then uses proprietary quantitative techniques to affirm its fundamental evaluation of a security. The quantitative techniques evaluate a security using valuation analysis, which includes use of a dividend discount model and cash flow analysis, combined with momentum analysis, which includes an assessment of a company's earnings momentum and stock price momentum. The quantitative techniques look to affirm the fundamental evaluation by identifying those securities that are attractive from the fundamental perspective and are also both inexpensive based on the quantitative valuation factors and timely according to the quantitative momentum factors. The Fund's portfolio will be broadly diversified by industry and company. Up to 20% of the Fund's total assets may be invested in securities of non-U.S. companies.

--------------------------------------------------------------------------------
                     INVESTMENT POLICIES AND RISK FACTORS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    MONEY MARKET INSTRUMENTS AND TEMPORARY
                            INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund may hold cash or cash equivalents and invest in high quality money market instruments under appropriate circumstances and may invest up to 100% of its assets in cash, cash equivalents or money market instruments only for temporary defensive purposes.

     Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

--------------------------------------------------------------------------------
                             REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

     The Fund is permitted to enter into fully collateralized repurchase agreements. A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and

  6                                          THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

price. It may also be viewed as the loan of money by a fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Company's Board of Directors has established standards for evaluation of the creditworthiness of the banks and securities dealers with which the Fund may engage in repurchase agreements and monitors on a quarterly basis Wellington Management's compliance with such standards.

--------------------------------------------------------------------------------
                         REVERSE REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
     The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a mutual fund of portfolio assets concurrently with an agreement by a mutual fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a fund's net asset value. The Fund will establish a segregated account with the Company's custodian bank in which it will maintain cash, cash equivalents or other high quality debt securities equal in value to a Fund's obligations in respect of reverse repurchase agreements. As a non-fundamental policy, the Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the particular Fund equals more than 33 1/3% of the value of the Fund's total assets.

--------------------------------------------------------------------------------
                                DEBT SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest in debt securities including (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); and (3) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

--------------------------------------------------------------------------------
                        INVESTMENT GRADE DEBT SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P), or, if unrated, securities of comparable quality as determined by Wellington Management. These securities are generally referred to as "investment grade debt securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

--------------------------------------------------------------------------------
                      HIGH YIELD-HIGH RISK DEBT SECURITIES
--------------------------------------------------------------------------------
     The Fund may invest up to 5% of its assets in high yield debt securities (i.e., rated as low as "C" by Moody's or "CC" by S&P, and unrated securities of comparable quality as determined by Wellington Management). Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Securities in the rating categories below "Baa" as determined by Moody's and "BBB" as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities are set forth in the SAI. High yield-high risk debt securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

--------------------------------------------------------------------------------
                        SMALL CAPITALIZATION SECURITIES
--------------------------------------------------------------------------------
     The Fund may invest in equity securities which have less than $2 billion in market capitalization ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies.

THE HARTFORD GROWTH AND INCOME FUND                                            7
--------------------------------------------------------------------------------
                               NON-U.S. SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest up to 20% of its assets in non-U.S. securities. The Fund may invest in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive non-U.S. securities. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities.

     When selecting non-U.S. securities Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which the company is located. Investing in non-U.S. securities involves considerations and potential risks not typically associated with investing in securities issued by U.S. companies. Less information may be available about non-U.S. companies than about U.S. companies and non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. See the SAI for additional risk disclosure concerning non-U.S. securities.
--------------------------------------------------------------------------------
                             CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
     The Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

     The use of currency transactions to protect the value of a fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

     The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including related options and futures contracts.

--------------------------------------------------------------------------------
                         OPTIONS AND FUTURES CONTRACTS
--------------------------------------------------------------------------------
     The Fund may employ certain hedging, income enhancement and risk management techniques involving options and futures contracts, though such techniques may result in losses to the Fund. The Fund may write covered call options or purchase put and call options on individual securities, write covered put and call options and purchase put and call options on foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices, and enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices.

     The Fund may write covered options only. "Covered" means that, so long as a fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. A fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit.

  8                                          THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

     To hedge against fluctuations in currency exchange rates, the Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those non-hedging positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into.

     The Fund's use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code (the "Code"). See the SAI for additional information on options and futures contracts. Options and futures contracts are commonly known as "derivative" securities.

--------------------------------------------------------------------------------
                                SWAP AGREEMENTS
--------------------------------------------------------------------------------
     The Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. Swap agreements are commonly known as "derivative" securities. Because swap agreements are privately negotiated transactions rather than publicly traded, they may be considered to be illiquid securities.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movement in interest rates. Although the Fund believes that the use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. These activities are commonly used when managing derivative investments.

--------------------------------------------------------------------------------
                              ILLIQUID SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors.

     Under current interpretations of the SEC Staff, the following securities may be considered illiquid: (1) repurchase agreements maturing in more than seven days;

THE HARTFORD GROWTH AND INCOME FUND                                            9
--------------------------------------------------------------------------------

(2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

--------------------------------------------------------------------------------
                  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price.

--------------------------------------------------------------------------------
                           OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest in other investment companies. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. The Fund will not purchase a security if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

--------------------------------------------------------------------------------
                          PORTFOLIO SECURITIES LENDING
--------------------------------------------------------------------------------
     The Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) the loan is fully secured by appropriate collateral at all times; and
(2) the value of all loaned securities of the Fund is not more than 33 1/3% of the Fund's total assets.

--------------------------------------------------------------------------------
                               OTHER RISK FACTORS
--------------------------------------------------------------------------------
     As a mutual fund that primarily invests in equity and/or debt securities, the Fund is subject to market risk, i.e., the possibility that equity and/or debt prices in general will decline over short or even extended periods of time. The financial markets tend to be cyclical, with periods when security prices generally rise and periods when security prices generally decline. The value of the debt securities in which the Fund invests will tend to increase when interest rates are falling and to decrease when interest rates are rising.

     The Fund should not be considered to be a complete investment program in and of itself. Each prospective purchaser should take into account his or her own investment objectives as well as his or her other investments when considering the purchase of shares of the Fund.

     There can be no assurance that the investment objectives of the Fund will be met. In addition, the risk inherent in investing in the Fund is common to any security -- the net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by the Fund.

     In pursuit of the Fund's investment objective, Wellington Management attempts to select appropriate individual securities for inclusion in the Fund's portfolio. In addition, Wellington Management attempts to successfully forecast market trends and increase investments in the types of securities best suited to take advantage of such trends. Thus, the investor is dependent on Wellington Management's success not only in selecting individual securities, but also in identifying the appropriate mix of securities consistent with the Fund's investment objective.

--------------------------------------------------------------------------------
                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
     The Fund has adopted certain limitations in an attempt to reduce exposure to specific situations. Some of these limitations are that the Fund will not:

(a) invest more than 25% of its assets in any one industry;

(b) borrow money, except from banks, and then only in amounts not exceeding 33 1/3% of the value of the Fund's total assets (although for purposes of this restriction reverse repurchase agreements are not considered borrowings, as a non-fundamental operating policy, the Fund will limit combined borrowings and reverse repurchase transactions to 33 1/3% of the value of the Fund's total assets);

(c) with respect to 75% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash, cash items or securities issued or guaranteed by

  10                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    the U.S. Government, its agencies, instrumentalities or authorities) if:

     (1) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (2) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     These investment restrictions are considered at the time investment securities are purchased. The limitations described above, except as noted under
(b), and those listed under Fundamental Restrictions of the Funds, in the SAI, are considered fundamental and as such can only be changed with the approval of a majority of the Fund's shareholders.

--------------------------------------------------------------------------------
                     CERTAIN INFORMATION ABOUT PERFORMANCE
--------------------------------------------------------------------------------
     From time to time, the Fund's total return may be included in advertisements, sales literature, or shareholder reports. All figures are based upon historical earnings and are not intended to indicate future performance.

     The "total return" of a fund refers to the average annual rate of return of an investment in the fund. This figure is computed by calculating the percentage change in the value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

     Further information about the performance of the Fund will be contained in the Fund's annual report to shareholders, which you may obtain without charge by writing to the Fund's address or calling the telephone number set forth on the cover page of this Prospectus.

--------------------------------------------------------------------------------
                               ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               HOW TO BUY SHARES
--------------------------------------------------------------------------------
     You may purchase shares from any broker-dealer that has a selling agreement with Hartford Securities Distribution Company, Inc. (the "Distributor"). In addition, an account may be opened for the purchase of shares by mailing to The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416, a completed account application and a check, payable to The Hartford Mutual Funds. Or you may telephone 1-888-843-7824 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application.

     Purchase orders are accepted only on a regular business day as defined below. Orders for shares received by Boston Financial Data Services, Inc. (the "Transfer Agent") on any business day prior to the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) will receive that day's offering price. Orders received by the Transfer Agent after such time but prior to the close of business on the next business day will receive the next business day's offering price, which, in both cases, is net asset value plus any applicable sales charge. If you purchase shares through a broker-dealer, your broker is responsible for forwarding payment promptly to the Transfer Agent. A "business day" is any day on which the NYSE is open for business. It is anticipated that the NYSE will be closed Saturdays and Sundays and on days on which the NYSE observes New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund and the Distributor or Transfer Agent reserve the right to reject any order for the purchase of the Fund's shares. The Company reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the placement of the order.

     If the Transfer Agent deems it appropriate, additional documentation or verification of authority may be required and an order will not be deemed received unless and until such additional documentation of verification is received by the Transfer Agent.

     Your initial purchase amount for the Fund must be at least $1,000, except for purchases made by employees of The Hartford, Wellington Management and broker-dealer wholesalers and their affiliates and investors using periodic investment plans, for which the minimum may be waived, and except for participants in employer-sponsored tax qualified retirement plans for which the minimum is $250. There is a $100 minimum amount for subsequent purchases ($25 for participants in employer-sponsored tax qualified retirement plans) except as referenced above.

     For an initial purchase of shares by wire, you must first telephone the Transfer Agent at 1-888-843-7824 between the hours of 8:00 A.M. and 4:00 P.M. (Eastern Time) on a regular business day as defined above to receive an account number. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and the wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to: ABA #011000028, State Street Bank & Trust Company, Boston, MA, Account #: 9905-205-2, FBO: The Hartford Mutual Funds, Fund Name and Class, Shareholder Account Number, Shareholder Name. If you arrange for receipt by the Transfer Agent of federal funds prior to the close of trading (currently 4:00 P.M., Eastern Time) of the NYSE on a regular business day as defined above, you will receive that day's offering price. Your bank may charge for these services. Presently there is no fee for receipt by the Transfer Agent of Federal

THE HARTFORD GROWTH AND INCOME FUND                                           11
--------------------------------------------------------------------------------

funds wired, but the right to charge for this service is reserved.

     The Fund offers investors three different classes of shares -- Class A, Class B and Class Y. Class A and Class B shares are offered by this prospectus. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. All share purchase orders that fail to specify a class will be invested in Class A shares.

     PURCHASES OF CLASS A SHARES. Class A shares are sold subject to an initial sales load the amount of which decreases as the amount of funds invested increases. In addition, the initial sales load is waived entirely for investments in excess of $1 million and for certain categories of investors (as described below). Any portion of any applicable sales charge may be retained by the Distributor or allocated to your broker-dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                        FRONT-END        FRONT-END     COMMISSION
                       SALES CHARGE    SALES CHARGE        AS
                           AS A            AS A        PERCENTAGE
                      PERCENTAGE OF    PERCENTAGE OF       OF
                      OFFERING PRICE  AMOUNT INVESTED   OFFERING
                      --------------  ---------------  ----------
AMOUNT OF PURCHASE
Less than $50,000....      5.50%           5.82%          4.75%
$50,000 or more but
  less than
  $100,000...........      4.50%           4.71%          4.00%
$100,000 or more but
  less than
  $250,000...........      3.50%           3.63%          3.00%
$250,000 or more but
  less than
  $500,000...........      2.50%           2.56%          2.00%
$500,000 or more but
  less than $1
  million............      2.00%           2.04%          1.75%
$1 million or more...         0%              0%             0%

     The Distributor reserves the right to remit the entire amount of the sales commission to broker-dealers. The Distributor may pay dealers of record commissions on purchases over $1 million an amount up to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of share purchases over $5 million. In addition, the Distributor may provide compensation to dealers of record for shares purchased without a sales charge under circumstances described in "Waiver of Class A Initial Sales Charge."

     The Distributor may provide promotional incentives including cash compensation in excess of the applicable sales charge to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Other programs may provide, subject to certain conditions, additional compensation to broker-dealers based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made by the Distributor or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

     CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the Company's funds aggregating $1 million, on Class A shares purchased through certain employer-sponsored tax qualified retirement plans and in certain instances as described below. However, if you redeem such Class A shares within 18 months of initial purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the aggregate net asset value of the lesser of (1) the redeemed shares at the time of redemption (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the redeemed shares.

     In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

     No Class A contingent deferred sales charge is charged on exchanges of such shares under the Fund's Exchange Privilege (described below). However, if the Class A shares acquired by exchange are redeemed within 18 months of purchase of the exchanged shares (i.e. the Class A shares purchased without an initial sales charge), the Class A contingent deferred sales charge will apply.

     REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

     Combined Purchases. You may aggregate purchases of shares of the Fund, and other funds of the Company, with the purchases of the other persons listed below to achieve discounts in the applicable sales charges. The sales charge applicable to a current purchase of Class A shares of the Fund by a person listed below is determined by adding the value of Class A shares to be purchased to the aggregate value (at current net asset value) of all shares of any of the other funds in the Company previously purchased and then owned. In addition, if you are a natural owner of a Hartford Director (or version thereof) variable annuity or single premium variable life contract or any such contract as specified in the SAI, ("Qualified Contracts"), and you notify your broker that you own one or more Qualified Contracts, the current account value of such contract will be aggregated with your shares to determine your sales charge. The Transfer Agent must be notified by you or your broker-dealer each time a qualifying purchase is made.

  12                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

     Qualifying investments include those by you and members of your family, if all parties are purchasing Class A shares for their own account(s), which may include tax qualified plans, such as an IRA, or by a company solely controlled by such individuals as defined in the 1940 Act. Reduced sales charges also apply to purchases by a trustee or other fiduciary if the investment is for a single trust, estate or single fiduciary account, including pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code. Reduced sales charges apply to combined purchases by qualified employee benefit plans of a single corporation, or of corporations affiliated with each other in accordance with the 1940 Act. Purchases made for nominee or street name accounts (securities held in the name of a broker or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     Rights of Accumulation. The sales charge for new purchases of Class A shares of the Fund will be determined by aggregating the net asset value of all the funds of the Company (and current account value of Qualified Contracts assuming proper notification as discussed under "Combined Purchases" above) owned by the shareholder at the time of the new purchase. The rules listed under Combined Purchases may apply. You must identify on the account application all accounts to be linked for Rights of Accumulation.

     Letter of Intent. You may reduce your sales charge on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Your existing holdings in the funds of the Company may also be combined with the investment commitment set forth in the letter of intent to further reduce your sales charge. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if your total investments over the letter period are not sufficient to qualify for a sales charge reduction. See the SAI and the account application for further details.

     Waiver of Class A Initial Sales Charge. No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the following sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investors: (1) any purchase of $1 million or more of shares of the Company, (2) present or former officers, directors and employees (and their families) of the Company, The Hartford, Wellington Management, Transfer Agent and their affiliates, and retirement plans established by them for their employees if purchased directly through the Transfer Agent, (3) any participant in a tax qualified plan provided that the total initial amount invested by the plan totals $500,000 or more, or the plan has 100 or more employees eligible to participate at the time of purchase; (4) dealers, brokers and wholesalers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees; (5) employees and registered representatives (and their parents, spouses and dependent children) of dealers, brokers and wholesalers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, spouse or minor children); (6) one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons pursuant to a marketing program between the Distributor and such group; or (7) dealers, brokers, registered investment advisers or third party administrators or consultants that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. The Class A Contingent Deferred Sales Charge may apply to categories 1, 3, 6 and 7 above.

     Additionally, no sales charge is imposed on shares that are (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party, (b) purchased by the reinvestment of loan repayments by a participant in retirement plans, (c) purchased by the reinvestment of dividends or other distributions reinvested from a Fund, or (d) purchased and paid for with the proceeds of shares redeemed in the prior 60 days from an investment company on which an initial sales charge or contingent deferred sales charge was paid.

     Waiver of Class A Contingent Deferred Sales Charge. The Class A contingent deferred sales charge is also waived if shares are redeemed, and the Transfer Agent is notified, in the following cases: (1) for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, (2) to return excess contributions made to employer sponsored tax qualified retirement plans, (3) to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the current account value at the time the Plan is initiated, (4) involuntary redemptions of shares by operation of law or under the procedures set forth in the Company's Articles of Incorporation or adopted by the Board of Directors, (5) in connection with retirement plans: (i) following the death or disability (as defined in the Code) of the participant or beneficiary (the death or disability must have oc-

THE HARTFORD GROWTH AND INCOME FUND                                           13
--------------------------------------------------------------------------------

curred after the account was established); (ii) hardship withdrawals; (iii) distributions pursuant to a Qualified Domestic Relations Order, as defined in the Code; (iv) minimum distributions as required by section 401(a)(9) of the Code; (v) substantially equal periodic payments as described in Section 72(t) of the Code, and (vi) separation from service, or (6) for investors described under items 2, 4 and 5 above under "Waiver of Class A Initial Sales Charge."

     Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares to compensate the Distributor for the distribution of Class A shares and servicing the accounts of Class A shareholders. The Plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Rule 12b-1 fee for each Fund has been voluntarily capped at 0.30% through May 1, 1999. The cap may be removed at any time after such date.

     PURCHASES OF CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares and some or all of the charge may be remitted to brokers. Because in most cases it is more advantageous for an investor to purchase Class A shares for amounts in excess of $500,000, orders for amounts of $500,000 or greater will be considered purchases of Class A shares.

     To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period.

     The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                      CONTINGENT DEFERRED
                                         SALES CHARGE
                                            AS A %
REDEMPTION DURING:                    OF NET ASSET VALUE
------------------                    ------------------
1st year after purchase............           5.0%
2nd year after purchase............           4.0%
3rd year after purchase............           3.0%
4th year after purchase............           3.0%
5th year after purchase............           2.0%
6th year after purchase............           1.0%
7th year after purchase............           None

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

     The Distributor will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. The Distributor will also advance to dealers the first year service fee payable under the Fund's Class B Distribution Plan (see Distribution and Service Plan for Class B Shares below) at a rate of 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

     Waivers of Class B Sales Charge. The Class B contingent deferred sales charge will be waived if the shareholder requests it for any of the following redemptions: (1) to make distributions under a Systematic Withdrawal Plan for no more than 12% of the account value annually (measured from the date the Transfer Agent receives the request), (2) redemptions from accounts following the death or disability of a shareholder or the settlor of a living trust as long as the settlor or the settlor's spouse are the sole beneficiaries of the trust (the disability must have occurred after the account was established and you must provide evidence of a determination of disability by the Social Security Administration), (3) redemptions made to effect distributions from an Individual Retirement Account either before or after age 59 1/2, as long as the distributions are based on your life expectancy or the joint-and-last survivor life expectancy of you and your beneficiary and such distributions are free from penalty under the Code, (4) redemptions made to effect mandatory distributions under the Code after age 70 1/2 from a tax-deferred retirement plan, (5) redemptions made to effect distributions to participants or beneficiaries from certain employer-sponsored retirement plans, including those qualified under
Section 401(a) of the Code, custodial accounts under Section 403(b)(7) of the Code and deferred compensation plans under Section 457 of the Code. The waiver also applies to certain returns of excess contributions made to

  14                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

these plans. In all cases, the distributions must be free from penalty under the Code. The contingent deferred sales charge is also waived on Class B shares in the following cases: (i) shares issued in plans of reorganization to which the Fund is a party; or (ii) shares redeemed in involuntary redemptions as described below.

     Automatic Conversion of Class B Shares. Ninety-six months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the higher asset-based sales charge that otherwise applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. Under Section 1036 of the Code, the automatic conversion of Class B shares will not result in a gain or loss to the Fund or to affected shareholders.

     Distribution and Service Plan for Class B Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for the distribution of Class B shares and servicing accounts of Class B shareholders. Some or all of this fee may be reallowed to broker-dealers for distribution and or shareholder account services. Under the Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses.

--------------------------------------------------------------------------------
                   SPECIAL INVESTMENT PROGRAMS AND PRIVILEGES
--------------------------------------------------------------------------------
     One easy way to pursue your financial goals is to invest money regularly. The Company offers convenient services that let you transfer money into your account, or between accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals. Certain restrictions apply. These privileges may be selected at the time of your initial investment or at a later date. Please call 1-888-843-7824 for more information and application forms for any of the privileges described below.

     Electronic Transfers through Automated Clearing House ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

     Automatic Investment Plans let you make regular monthly or quarterly investments through an automatic withdrawal from your bank account ($50 minimum) and you can enroll when you establish your account. Sales charges will apply.

     Dollar Cost Averaging Investment Programs ("DCA") let you set up monthly or quarterly exchanges in amounts of $100 or more from one of the Company's funds to the same class of shares of any other Company fund. Sales charges may apply where a shareholder invests in the Company's money market fund and then seeks to exchange into a Company fund where sales charges are applicable. Use of DCA permits the purchase of shares of a Company fund on a scheduled basis which protects the investor from the risk of making all or substantially all of an investment prior to a significant market decline. All shareholder accounts involved in a DCA Program must have identical registrations.

     Automatic Dividend Diversification ("ADD") lets you automatically reinvest dividends and capital gain distributions paid by one of the Company's funds into shares of the same class of another of the Company's funds. The number of shares purchased through ADD will be determined by using the net asset value of the fund in which dividends will be reinvested next computed after the dividend payment is made. All shareholder accounts involved in an ADD program must have identical registrations.

     Exchange Privilege. You may exchange your shares of one of the Company's funds for shares of the same class of any other Company fund. In the case of exchanges from the Company's money market fund to Class A shares of another of the Company's funds, sales charges will apply unless you paid an initial sales charge earlier. You should consider the differences in investment objectives and expenses of a fund as described in this prospectus before making an exchange. Shares are normally redeemed from one of the Company's funds and purchased from the other Company fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day.

     Exchanges are taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser. For complete policies and restrictions governing exchanges, including fees and circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "How to Exchange Shares."

     Systematic Withdrawal Plans let you set up monthly, quarterly, semi-annual or annual redemptions from any account with a value of $5,000 or more. You may direct the Company to make regular payments in fixed dollar amounts of $50 or more, or in an amount equal to the value of a fixed number of shares (5 shares or more). Payments can be directed to the shareholder or to someone other than the registered owner(s) of the account. If this privilege is requested when the account is established, no signature guarantee is needed. If this privilege is added

THE HARTFORD GROWTH AND INCOME FUND                                           15
--------------------------------------------------------------------------------

to an existing account and payments are directed to someone other than the registered owners(s) of the account, a signature guarantee is required on the Systematic Withdrawal Plan application. The Company reserves the right to institute a charge for this service. Systematic Withdrawal Plans for Class B shares of the Fund and for Class A shares subject to a CDSC are permitted only for payments that are no more than 12% of the account value annually (measured from the date the Transfer Agent receives the request).

     Maintaining a Systematic Withdrawal Plan at the same time regular additional investments are being made into Class A shares of the Fund except the Company's money market fund, is not recommended because a sales charge will be imposed on the new shares at the same time shares are being redeemed to make the periodic payments under the Systematic Withdrawal Plan.

     Reinvestment Privilege. If you redeem some or all of your shares, you have up to 180 days to reinvest all or part of the redemption proceeds in Class A shares of the Fund without paying a sales charge. This privilege applies only to redemptions of shares on which an initial or deferred sales charge was paid or to redemptions of Class A and Class B shares of the Fund that you purchased by reinvesting dividends or distributions. You must be sure to ask the Transfer Agent for this privilege when you send your payment.

     Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. A number of different retirement plans can be used by individuals and employers including IRAs, 403(b) Custodial Plans, SEPIRAs, SIMPLE IRAs, 401(k) and 457 Plans. Please call the Transfer Agent for the Company's plan documents, which contain important information and applications.

--------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
     You can arrange to take money out of your account on any regular business day by redeeming some or all of your shares. Your shares will be sold at the next net asset value calculated after your order is received in good order by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing, by telephone, by bank transfer (ACH) or by wire transfer. You can also set up Systematic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-888-843-7824 for assistance.

     RETIREMENT ACCOUNTS. If you hold Fund shares through a retirement account, call the Transfer Agent in advance for additional information and any necessary forms. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee.

     CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Company from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Fund or Transfer Agent):

- You wish to redeem more than $50,000 worth of shares and receive a check

- A redemption check is not payable to all shareholders listed on the account statement

- A redemption check is not sent to the address of record on your statement

- Shares are being transferred to the Fund account with a different owner or name

- Shares are redeemed by someone other than the owners (such as an Executor)

     REDEEMING SHARES BY MAIL.  Write a "letter of instruction" that includes:

- Your name

- The Fund's name

- Your Fund account number (from your account statement)

- The dollar amount or number of shares to be redeemed

- Any special payment instructions

- The signatures of all registered owners exactly as the account is registered, and

- Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

  Use The following address for requests by mail:
  The Hartford Mutual Funds, Inc.
  P.O. Box 8416
  Boston, MA 02266-8416

  Send courier or Express Mail requests to:
  Boston Financial Data Services
  Attn.: The Hartford Mutual Funds, Inc.
  Two Heritage Drive
  Quincy, MA 02171

     REDEEMING SHARES BY TELEPHONE. You may also redeem shares by telephone by calling 1-888-843-7824. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the

  16                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

close of the NYSE that day, which is normally 4:00 P.M., Eastern Time. Shares held in tax-qualified retirement plans may not be redeemed by telephone. You may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account, you may have the proceeds wired to that bank account.

     Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account. This service is not available within 30 days of changing the address on an account.

     Telephone Redemptions Through Bank-Linked Accounts. If you have selected the option on your account application, you may link your Fund account to your bank account. There are no dollar limits on telephone redemption proceeds sent to a bank-linked account. Normally the ACH wire to your bank is initiated on the business day after the redemption.

     Redeeming Shares Through Your Broker. The Distributor has made arrangements to redeem Fund shares from brokers on behalf of their customers. Brokers may charge for that service. The Distributor, acting as agent for the Fund, stands ready to redeem the Fund's shares upon orders from brokers at the offering price next determined after receipt of the order.

     The Transfer Agent may delay forwarding a check or processing a payment via bank linked account for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased.

     You may be charged a fee of up to $8 for wire transfers of redemption proceeds of less than $50,000, which will be deducted from such proceeds. There is no fee for ACH transfers.

--------------------------------------------------------------------------------
                             HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
     Shares of a Company fund may be exchanged for shares of the same class of another Company fund at net asset value per share at the time of exchange. Exchanges of shares involve a redemption of the shares of the Company fund you own and a purchase of shares of the other Company fund. Exchanges may be requested in writing or by telephone.

     For written exchange requests you should submit The Hartford Mutual Funds exchange request form, signed by all owners of the account. Send the form to the Transfer Agent at the addresses listed in "How to Sell Shares."

     For telephone exchange requests you should call 1-888-843-7824. Telephone exchanges may be made only between accounts that are registered with the same names and address.

     All exchanges are subject to the following restrictions:

     The Company fund you are exchanging into must be registered for sale in your state.

     You may exchange only between Company funds that are registered in the same name, address and taxpayer identification number.

     You may only exchange for shares of the same class of another Company fund.

     If you wish to make more than 12 exchanges in a 12-month period, an exchange fee of $10 per exchange will be charged. Any exchange fees will be paid directly to the Company fund from which shares have been redeemed. Exchanges made pursuant to the Dollar Cost Averaging Program are not subject to this fee or limitation. The minimum amount you may exchange from one Company fund into another is $500 or the entire balance if less.

     Exchanges of shares of the Class A shares of the Company's money market fund for shares of any other Company fund which carry a front-end sales charge are subject to the sales charge applicable to such other Company fund. Class A shares of the Company's money market fund acquired by exchange of shares of another Company fund on which a front-end sales charge was previously paid or which are subject to a CDSC are exchanged at net asset value. However, Class A shares of the Company's money market fund acquired through an exchange of shares which are subject to a CDSC will continue to be subject to a CDSC upon redemption. The rate of this charge will be the rate in effect for the original shares at the time of exchange without counting the time such shares were held as Company's money market fund shares.

     Except as noted above, you may exchange your shares of the Fund for shares of the same class of any other Company fund without the imposition of a sales charge. With respect to Class B shares, if you exchange such shares for Class B shares of another Company fund, the CDSC will be calculated based on the date on which you acquired the original Class B shares.

     The Fund reserves the right to refuse or delay exchanges by any person or group if, in Wellington Management's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     Your exchanges may be restricted or refused if a Company fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund.

     Although the Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Fund reserves the right

THE HARTFORD GROWTH AND INCOME FUND                                           17
--------------------------------------------------------------------------------

to terminate or modify the exchange privilege in the future.

     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day.

--------------------------------------------------------------------------------
                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
     The net asset value per share is determined for each class of shares for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each regular business day (as previously defined) by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class outstanding. The assets of the Fund are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

--------------------------------------------------------------------------------
                     SHAREHOLDER ACCOUNT RULES AND POLICIES
--------------------------------------------------------------------------------
     The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors or HIFSCO at any time the Board or HIFSCO believes it is in the Fund's best interest to do so.

     Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine. If the Fund does not use reasonable procedures the Fund may be liable for losses due to unauthorized transactions, but otherwise the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

     Purchase, redemption or exchange requests will not be honored until the Transfer Agent receives all required documents in proper form.

     Share certificates will not be issued for the Fund's shares.

     Brokers that can perform account transactions for their clients through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

     All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

     Payment for redeemed shares is forwarded ordinarily by check or through the bank-linked service (as elected by the shareholder) within 7 calendar days after the business day on which the Transfer Agent receives redemption instructions in proper form. Payment will be forwarded within 3 business days for accounts registered in the name of a broker-dealer. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading is restricted or as permitted by the Securities and Exchange Commission. The Transfer Agent may delay forwarding a check or processing a payment via bank linked account for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 calendar days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check. If the purchase payment does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

     Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 as a result of shareholder action such as a redemption or transfer and at least 30 days notice has been given to the shareholder.

     Under unusual circumstances shares of a Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "Purchase and Redemption of Shares" in the Statement of Additional Information for more details.

     "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

     The Company does not charge a transaction fee, but if your broker handles your redemption, they may charge a fee.

  18                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A or Class B shares.

--------------------------------------------------------------------------------
                         INVESTOR INFORMATION SERVICES
--------------------------------------------------------------------------------
     The Fund provides 24-hour access via a toll-free number (1-888-843-7824) for the following information and services:

Fund Information

- Investment objectives

- Performance

- Share prices

Account Information

- Current balances

- Last purchase or sale transaction

- Last dividend distribution

Transaction Services

- Exchanges

- Redemptions

- Duplicate tax forms

- Confirmation statements

     In addition, telephone representatives are available during normal business hours (8:00 A.M. to 6:00 P.M. Eastern Time) to provide the information and services you need.

     Call 1-888-843-7824 for the above information or if you need additional copies of financial reports or historical account information. There may be a small charge for historical account information for prior years.

     Confirmation statements will be generated after every transaction (except reinvestments, automatic investments and automatic payroll investments) that affect your account balance or your account registration. Quarterly consolidated account statements will be sent for all accounts. It is the responsibility of the shareholder to review the accuracy of transactions and to notify the transfer agent of any errors within 15 days of the date of the confirmation. Financial reports will be generated for the Fund every six months.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              MANAGEMENT SERVICES
--------------------------------------------------------------------------------
     Hartford Investment Financial Services Company ("HIFSCO") serves as investment manager to the Fund pursuant to an investment management agreement
dated             , 1998. As of December 31, 1997, HIFSCO and its affiliates held discretionary management authority with respect to approximately $54.9 billion of client assets. HIFSCO also provides administrative personnel, services, equipment and facilities and office space for the proper operation of the Company. HIFSCO has contracted with Wellington Management for the provision of day to day investment management services to the Fund in accordance with the Fund's investment objective and policies.

--------------------------------------------------------------------------------
                                MANAGEMENT FEES
--------------------------------------------------------------------------------
     The Fund pays a monthly management fee to HIFSCO which is based on a stated percentage of the Fund's average daily net asset value as follows:


NET ASSET VALUE                             ANNUAL RATE
---------------                             -----------
First $500,000,000.......................      0.80%
Next $500,000,000........................      0.70%
Amount Over $1 Billion...................      0.65%

     HIFSCO, Hartford Plaza, Hartford, Connecticut 06115, is an indirect majority-owned subsidiary of The Hartford and was organized under the laws of Delaware in 1996. The Hartford is a holding company for various insurance related subsidiaries including Hartford Fire Insurance Company, one of the largest insurance carriers in the United States. HL Investment Advisors, Inc., an affiliate of HIFSCO, serves as investment manager to several other mutual funds sponsored by The Hartford affiliates and which are primarily available through the purchase of variable annuity or variable life contracts.

     Certain officers of the Funds are also officers and directors of HIFSCO:
Lowndes A. Smith, Chairman of the Board of the Company, is a Director and President of HIFSCO; Joseph H. Gareau, President and a Director of the Company, is a Director and the Executive Vice President of HIFSCO; Thomas M. Marra, Vice President of the Company, is a Director and Executive Vice President of HIFSCO; Peter W. Cummins, Vice President of the Company, is a Director and Vice President of HIFSCO; Andrew W. Kohnke, Vice President of the Company, is a Director and Vice President of HIFSCO; George R. Jay, Treasurer and Controller of the Company, is Controller of HIFSCO; and Kevin J. Carr, Assistant Secretary and Counsel of the Company, is Assistant Secretary of HIFSCO.

THE HARTFORD GROWTH AND INCOME FUND                                           19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   INVESTMENT SUB-ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
     Wellington Management serves as sub-adviser to the Fund pursuant to an
investment sub-advisory agreement, dated as of                , 1998.

     In connection with the services provided to the Fund, Wellington Management makes all determinations with respect to the purchase and sale of portfolio securities (subject to the terms and conditions of the investment objectives, policies and restrictions of the Fund and to the general supervision of the Company's Board of Directors and HIFSCO) and places, in the name of the Fund, all orders for execution of the Fund's portfolio transactions. In conjunction with such activities, Wellington Management regularly furnishes reports to the Company's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

     For services rendered to the Fund, Wellington Management charges a quarterly fee to HIFSCO. The Fund will not pay Wellington Management's fee nor any part thereof, nor will the Funds have any obligation or responsibility to do so. Wellington Management has agreed to waive 100% of its sub-advisory fee until shareholder assets of the Fund reach $50 million (exclusive of money invested by HIFSCO or its affiliates). Wellington Management's quarterly fee is based upon the following annual rates as applied to the average of the calculated daily net asset value of the Fund:


NET ASSET VALUE                             ANNUAL RATE
---------------                             -----------
First $50,000,000........................      0.325%
Next $100,000,000........................      0.250%
Next $350,000,000........................      0.200%
Next $500,000,000........................      0.150%
Over $1 Billion..........................      0.125%

     Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, Wellington Management held discretionary management authority with respect to approximately $175 billion of client assets. Wellington Management, 75 State Street, Boston, MA 02109, is a Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGER
--------------------------------------------------------------------------------
     James A. Rullo, CFA and Vice President of Wellington Management, serves as portfolio manager to the Fund. Prior to joining Wellington Management in 1994 as a quantitative analyst and portfolio manager, Mr. Rullo was a portfolio manager with PanAgora Asset Management from 1991 to 1994 and prior to that with The Boston Company from 1987.

--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
     The Fund may sell a portfolio investment soon after its acquisition if Wellington Management believes that such a disposition is in the Fund's best interest. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders. High portfolio turnover may result in the realization of substantial capital gains; distributions derived from such gains may be treated as ordinary income for Federal income tax purposes. Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, it is anticipated that the Fund's portfolio turnover rate will not exceed 100%.

--------------------------------------------------------------------------------
                             BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
     Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers who sell shares of the Company. Wellington Management may also select an affiliated broker-dealer to execute transactions for the Company, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

--------------------------------------------------------------------------------
                            DIVIDENDS, CAPITAL GAINS
                                   AND TAXES
--------------------------------------------------------------------------------
     DIVIDENDS. The Fund intends to distribute substantially all of its net income and capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Fund, and capital gains, if any, will be declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of the Fund.

     DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For The Hartford Mutual Funds retirement

  20                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

accounts, all distributions are reinvested. For other accounts, you have five options:

     Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long term capital gains distributions in additional shares of the Fund.

     Reinvest Income Dividends Only. You can elect to reinvest investment income dividends in a Fund while receiving capital gains distributions by check or sent to your bank account.

     Reinvest Capital Gains Only. You can elect to reinvest capital gains in the Fund while receiving dividends by check or sent to your bank account.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gain distributions or have them sent to your bank.

     Reinvest Your Distributions in Another Hartford Mutual Funds Account. You can reinvest all distributions in another Hartford Mutual Funds account you have established.

     TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Capital gains attributable to the Fund are taxable as such to shareholders when distributed. It does not matter how long you hold your shares. Dividends paid from short term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

     "Buying a Dividend." When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

     Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

     This information is only a summary of certain federal tax information about your investment. More information is contained in the SAI, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

                          OWNERSHIP AND CAPITALIZATION
                                  OF THE FUND

                                 CAPITAL STOCK

     The authorized capital stock of the Fund consists of 300 million shares at a par value of $.001 per share.

     The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Fund into one or more classes. Accordingly, the Directors have authorized the issuance of three classes of shares of the Fund designated as Class A, Class B and Class Y shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges, distribution and transfer agency fees and related expenses, different exchange privileges and each class has exclusive voting rights with respect to its respective Rule 12b-1 plan.

                                     VOTING

     Each shareholder is entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other applicable law.

                              GENERAL INFORMATION

                            REPORTS TO SHAREHOLDERS

     The Fund will issue unaudited semiannual reports showing current investments in the Fund and other information and annual financial statements examined by independent auditors for the Fund.

                                  DISTRIBUTOR

     Hartford Securities Distribution Company, Inc., P.O. Box 2999, Hartford, CT 06104-2999 serves as distributor to the Fund.

                                 TRANSFER AGENT

     Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171 serves as transfer agent to the Fund.

THE HARTFORD GROWTH AND INCOME FUND                                           21
--------------------------------------------------------------------------------

                                   CUSTODIAN

     State Street Bank and Trust Company serves as custodian of the Fund's assets.

                                 CLASS Y SHARES

     The Fund also offers Class Y Shares which are available only to the following types of institutional investors: (i) Tax qualified plans which have
(A) at least $10 million in plan assets, or (B) 750 or more employees eligible to participate at the time of purchase, (ii) Banks and insurance companies purchasing shares for their own account; (iii) investment companies; (iv) Tax-qualified retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

     Class Y shares are available to eligible institutional investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $1,000,000, but this requirement may be waived at the discretion of the Fund's officers.

     The Systematic Withdrawal Plan, Dollar Cost Averaging Plan, Automatic Dividend Diversification Plan and Automatic Investment Plan are not available for Class Y shares.

     If you are considering a purchase of Class Y shares of a Fund, please call the Transfer Agent, at 1-888-843-7824 to obtain information about eligibility.

                            REQUESTS FOR INFORMATION

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the SEC's office in Washington, D.C. Statements contained in the Prospectus as to the contents of any contract or other document referred to herein are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified, in all respects by such reference.

     For additional information, write to The Hartford Growth and Income Fund, c/o The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416, or call 1-888-843-7824.

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH OFFER.

                      THE HARTFORD GROWTH AND INCOME FUND
                        PROSPECTUS --             , 1998
                                 CLASS Y SHARES

The Hartford Growth and Income Fund (the "Fund") is a separate series of The Hartford Mutual Funds, Inc. (the "Company"), a family of ten diversified mutual funds each with a different investment objective and style. The Fund's investment goal is to seek growth of capital by investing primarily in equity securities with earnings growth potential. Only the Fund is offered by this Prospectus.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read and keep this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") in a statement of
additional information dated             , 1998 ("SAI"), which is incorporated
by reference into this Prospectus. To obtain a copy of the SAI without charge, call 1-888-843-7824, or write to The Hartford Growth and Income Fund, c/o The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

  2                                          THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                      PAGE
                                                                      ----

Investor Expenses..................................................     3
Introduction to The Hartford Growth and Income Fund................     4
Investment Objective and Style of the Fund.........................     4
Investment Policies and Risk Factors...............................     4
About Your Account.................................................     9
     How to Buy Shares.............................................     9
     Special Investment Programs and Privileges....................    10
     How to Redeem Shares..........................................    10
     How to Exchange Shares........................................    11
     Determination of Net Asset Value..............................    11
     Shareholder Account Rules and Policies........................    11
     Investor Information Services.................................    12
Management of the Fund.............................................    13
Dividends, Capital Gains and Taxes.................................    14
Ownership and Capitalization of the Fund...........................    15
General Information................................................    15

THE HARTFORD GROWTH AND INCOME FUND                                            3

--------------------------------------------------------------------------------
                                INVESTOR EXPENSES
--------------------------------------------------------------------------------
     The expenses and the maximum transaction costs associated with investing in Class Y shares of the Fund and the estimated aggregate operating expenses for the Fund are reflected in the following table.

                                                                       CLASS Y
                                                                       -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge on purchases
  (as % of Offering Price)...........................................    None
Maximum Deferred Sales Charge........................................    None
Redemption Fees (1)..................................................    None
Exchange Fees........................................................    None

ANNUAL OPERATING EXPENSES (AS % OF AVERAGE NET ASSETS)
Management Fees......................................................   0.80%
12b-1 Distribution and Service Fees..................................    None
Other Expenses (after reimbursements) (2)............................   0.20%
Total Operating Expenses (after reimbursements) (2)..................   1.00%


------------

(1) An $8 charge may be imposed on redemptions of less than $50,000 requested to be paid by wire transfer. See "Redeeming Shares by Telephone."

(2) The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of the Hartford Investment Financial Services Company ("HIFSCO"), has voluntarily agreed to limit the Other Expenses and Total Operating Expenses of the Class Y shares of the Fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses, until at least May 1, 1999. This policy may be discontinued at any time after such date. In the absence of such an agreement, the estimated Other Expenses for the Class Y shares would be 0.52% and the Total Operating Expenses of the Fund would be 1.32%, respectively.

--------------------------------------------------------------------------------
                                EXPENSE EXAMPLES
--------------------------------------------------------------------------------
     An investor in the Fund would have paid the following expenses at the end of the period shown on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

                               YEAR 1     YEAR 3
                               ------     ------
                               CLASS Y    CLASS Y
                               -------    -------
                                 $10        $32

  4                                          THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                           INTRODUCTION TO THE HARTFORD
                             GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     The Fund is a series of The Hartford Mutual Funds, Inc. (the "Company"), an open-end management investment company which was organized as a Maryland
corporation on March 21, 1996. The Fund was established             , 1998 and
commenced operations             , 1998.

     The Company consists of ten series, each of which is divided into Class A, Class B and Class Y shares. Only Class Y shares of the Fund are offered by this prospectus. Each Class incurs different expenses which will affect performance.

     Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to the Fund. In addition, under HIFSCO's general management, Wellington Management Company, LLP ("Wellington Management") serves as sub-adviser to the Fund.

     HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut insurance holding company with over $100 billion in assets. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, HIFSCO and its affiliates had investment management authority with respect to approximately $54.9 billion of assets for various clients. As of the same date, Wellington Management had investment management authority with respect to approximately $175 billion of assets for various clients.

--------------------------------------------------------------------------------
                              INVESTMENT OBJECTIVE
                             AND STYLE OF THE FUND
--------------------------------------------------------------------------------
     The Fund is subject to certain fundamental investment restrictions that are enumerated in detail in the SAI and may not be changed without shareholder approval. All other investment policies (including the Fund's investment objective) are non-fundamental and may be changed by the Board of Directors without shareholder approval. Stated below is the investment objective and investment style for the Fund. For a description of the Fund's investment policies and risk factors, see "Investment Policies and Risk Factors."

     INVESTMENT OBJECTIVE. The Growth and Income Fund seeks growth of capital by investing primarily in equity securities with earnings growth potential.

     INVESTMENT STYLE. The Growth and Income Fund invests in a diversified portfolio of primarily equity securities that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Wellington Management then uses proprietary quantitative techniques to affirm its fundamental evaluation of a security. The quantitative techniques evaluate a security using valuation analysis, which includes use of a dividend discount model and cash flow analysis, combined with momentum analysis, which includes an assessment of a company's earnings momentum and stock price momentum. The quantitative techniques look to affirm the fundamental evaluation by identifying those securities that are attractive from the fundamental perspective and are also both inexpensive based on the quantitative valuation factors and timely according to the quantitative momentum factors. The Fund's portfolio will be broadly diversified by industry and company. Up to 20% of the Fund's total assets may be invested in securities of non-U.S. companies.

--------------------------------------------------------------------------------
                            INVESTMENT POLICIES AND
                                  RISK FACTORS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS AND TEMPORARY
                             INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
     The Fund may hold cash or cash equivalents and invest in high quality money market instruments under appropriate circumstances and may invest up to 100% of its assets in cash, cash equivalents or money market instruments only for temporary defensive purposes.

     Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

--------------------------------------------------------------------------------
                             REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
      The Fund is permitted to enter into fully collateralized repurchase agreements. A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and

THE HARTFORD GROWTH AND INCOME FUND                                            5
--------------------------------------------------------------------------------

price. It may also be viewed as the loan of money by a fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Company's Board of Directors has established standards for evaluation of the creditworthiness of the banks and securities dealers with which the Fund may engage in repurchase agreements and monitors on a quarterly basis Wellington Management's compliance with such standards.

--------------------------------------------------------------------------------
                         REVERSE REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
     The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a mutual fund of portfolio assets concurrently with an agreement by a mutual fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a fund's net asset value. The Fund will establish a segregated account with the Company's custodian bank in which it will maintain cash, cash equivalents or other high quality debt securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. As a non-fundamental policy, the Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the particular Fund equals more than 33 1/3% of the value of the Fund's total assets.

--------------------------------------------------------------------------------
                                DEBT SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest in debt securities including (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); and (3) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

--------------------------------------------------------------------------------
                        INVESTMENT GRADE DEBT SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P), or, if unrated, securities of comparable quality as determined by Wellington Management. These securities are generally referred to as "investment grade debt securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P, and unrated securities of comparable quality (as determined by Wellington Management) are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

--------------------------------------------------------------------------------
                      HIGH YIELD-HIGH RISK DEBT SECURITIES
--------------------------------------------------------------------------------
     The Fund each may invest up to 5% of its assets in high yield debt securities (i.e., rated as low as "C" by Moody's or "CC" by S&P, and unrated securities of comparable quality as determined by Wellington Management). Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Securities in the rating categories below "Baa" as determined by Moody's and "BBB" as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities are set forth in the SAI. High yield-high risk debt securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

--------------------------------------------------------------------------------
                        SMALL CAPITALIZATION SECURITIES
--------------------------------------------------------------------------------
     The Fund may invest in equity securities which have less than $2 billion in market capitalization ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies.

--------------------------------------------------------------------------------
                              NON-U.S. SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest up to 20% of its assets in non-U.S. securities. The Fund may invest in American

  6                                          THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive non-U.S. securities. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities.

     When selecting non-U.S. securities Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which the company is located. Investing in non-U.S. securities involves considerations and potential risks not typically associated with investing in securities issued by U.S. companies. Less information may be available about non-U.S. companies than about U.S. companies and non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. See the SAI for additional risk disclosure concerning non-U.S. securities.

--------------------------------------------------------------------------------
                             CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
     The Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

     The use of currency transactions to protect the value of a fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

     The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including related options and futures contracts.

--------------------------------------------------------------------------------
                         OPTIONS AND FUTURES CONTRACTS
--------------------------------------------------------------------------------
     The Fund may employ certain hedging, income enhancement and risk management techniques involving options and futures contracts, though such techniques may result in losses to the Fund. The Fund may write covered call options or purchase put and call options on individual securities, write covered put and call options and purchase put and call options on foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices, and enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices.

     The Fund may write covered options only. "Covered" means that, so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. A fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit.

     To hedge against fluctuations in currency exchange rates, the Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign curren-

THE HARTFORD GROWTH AND INCOME FUND                                            7
--------------------------------------------------------------------------------

cies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those non-hedging positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into.

     The Fund's use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code (the "Code"). See the SAI for additional information on options and futures contracts. Options and futures contracts are commonly known as "derivative" securities.

--------------------------------------------------------------------------------
                                SWAP AGREEMENTS
--------------------------------------------------------------------------------
     The Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. Swap agreements are commonly known as "derivative" securities. Because swap agreements are privately negotiated transactions rather than publicly traded, they may be considered to be illiquid securities.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movement in interest rates. Although the Fund believes that the use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. These activities are commonly used when managing derivative investments.

--------------------------------------------------------------------------------
                              ILLIQUID SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may purchase, certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors.

     Under current interpretations of the SEC Staff, the following securities may be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily market-

  8                                          THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

able; and (4) any other securities in which a Fund may invest that are not readily marketable.

--------------------------------------------------------------------------------
                  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
--------------------------------------------------------------------------------
     The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price.

--------------------------------------------------------------------------------
                           OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     The Fund is permitted to invest in other investment companies. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. The Fund will not purchase a security if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

--------------------------------------------------------------------------------
                          PORTFOLIO SECURITIES LENDING
--------------------------------------------------------------------------------
     The Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) the loan is fully secured by appropriate collateral at all times; and
(2) the value of all loaned securities of the Fund is not more than 33 1/3% of the Fund's total assets.

--------------------------------------------------------------------------------
                               OTHER RISK FACTORS
--------------------------------------------------------------------------------
     As a mutual fund that primarily invests in equity and/or debt securities, the Fund is subject to market risk, i.e., the possibility that equity and/or debt prices in general will decline over short or even extended periods of time. The financial markets tend to be cyclical, with periods when security prices generally rise and periods when security prices generally decline. The value of the debt securities in which the Fund invests will tend to increase when interest rates are falling and to decrease when interest rates are rising.

     The Fund should not be considered to be a complete investment program in and of itself. Each prospective purchaser should take into account his or her own investment objectives as well as his or her other investments when considering the purchase of shares of the Fund.

     There can be no assurance that the investment objectives of the Fund will be met. In addition, the risk inherent in investing in the Fund is common to any security -- the net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by the Fund.

     In pursuit of the Fund's investment objective, Wellington Management attempts to select appropriate individual securities for inclusion in the Fund's portfolio. In addition, Wellington Management attempts to successfully forecast market trends and increase investments in the types of securities best suited to take advantage of such trends. Thus, the investor is dependent on Wellington Management's success not only in selecting individual securities, but also in identifying the appropriate mix of securities consistent with the Fund's investment objective.

--------------------------------------------------------------------------------
                             INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
     The Fund has adopted certain limitations in an attempt to reduce exposure to specific situations. Some of these limitations are that the Fund will not:

(a) invest more than 25% of its assets in any one industry;

(b) borrow money, except from banks, and then only in amounts not exceeding 33 1/3% of the value of the Fund's total assets (although for purposes of this restriction reverse repurchase agreements are not considered borrowings, as a non-fundamental operating policy, the Fund will limit combined borrowings and reverse repurchase transactions to 33 1/3% of the value of the Fund's total assets);

(c) with respect to 75% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities) if:

     (1) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (2) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

THE HARTFORD GROWTH AND INCOME FUND                                            9
--------------------------------------------------------------------------------

     These investment restrictions are considered at the time investment securities are purchased. The limitations described above, except as noted under
(b), and those listed under Fundamental Restrictions of the Funds, in the SAI, are considered fundamental and as such can only be changed with the approval of a majority of the Fund's shareholders.

--------------------------------------------------------------------------------
                     CERTAIN INFORMATION ABOUT PERFORMANCE
--------------------------------------------------------------------------------
     From time to time, the Fund's return may be included in advertisements, sales literature, or shareholder reports. All figures are based upon historical earnings and are not intended to indicate future performance.

     The "total return" of a fund refers to the average annual rate of return of an investment in the fund. This figure is computed by calculating the percentage change in the value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

     Further information about the performance of the Fund will be contained in the Fund's annual report to shareholders, which you may obtain without charge by writing to the Fund's address or calling the telephone number set forth on the cover page of this Prospectus.

--------------------------------------------------------------------------------
                               ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               HOW TO BUY SHARES
--------------------------------------------------------------------------------
     You may purchase shares from any broker-dealer that has a selling agreement with Hartford Securities Distribution Company, Inc. (the "Distributor"). In addition, an account may be opened for the purchase of shares of a Fund by mailing to The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416, a completed account application and a check, payable to The Hartford Mutual Funds. Or you may telephone 1-888-843-7824 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application.

     In order to buy Class Y shares you must qualify as one of the following types of institutional investors: (i) tax qualified plans which have (A) at least $10 million in plan assets, or (B) have 750 or more employees eligible to participate at the time of purchase, (ii) banks and insurance companies purchasing shares for their own account; (iii) investment companies; (iv) tax-qualified retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

     Purchase orders are accepted only on a regular business day as defined below. Orders for shares received by Boston Financial Data Services, Inc. (the "Transfer Agent") on any business day prior to the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) will receive that day's offering price. Orders received by the Transfer Agent after such time but prior to the close of business on the next business day will receive the next business day's offering price, which, in both cases, is net asset value plus any applicable sales charge. If you purchase shares through a broker-dealer your broker is responsible for forwarding payment promptly to the Transfer Agent. A "business day" is any day on which the NYSE is open for business. It is anticipated that the NYSE will be closed Saturdays and Sundays and on days on which the NYSE observes New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund and the Distributor or Transfer Agent reserve the right to reject any order for the purchase of the Fund's shares. The Company reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the placement of the order.

     If the Transfer Agent deems it appropriate, additional documentation or verification of authority may be required and an order will not be deemed received unless and until such additional documentation of verification is received by the Transfer Agent.

     Your initial purchase amount must be at least $1,000,000. However, the minimum may be waived at the discretion of the Company's officers.

     For an initial purchase of shares by wire, you must first telephone the Transfer Agent at 1-888-843-7824 between the hours of 8:00 A.M. and 4:00 P.M. (Eastern Time) on a regular business day as defined above to receive an account number. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and the wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to: ABA #011000028, State Street Bank & Trust Company, Boston, MA, Account #: 9905-205-2, FBO: The Hartford Mutual Funds, Fund Name and Class, Shareholder Account Number, Shareholder Name. If you arrange for receipt by the Transfer Agent of federal funds prior to the close of trading (currently 4:00 P.M., Eastern Time) of the NYSE on a regular business day as defined above, you will receive that day's offering price. Your bank may charge for these services. Presently there is no fee for receipt by the Transfer Agent of Federal funds wired, but the right to charge for this service is reserved.

     The Fund offers investors three different classes of shares -- Class A, Class B and Class Y. Class Y shares are offered by this prospectus. The different classes of shares

  10                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

     The Distributor may provide promotional incentives including cash compensation in excess of the applicable sales charge to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokerdealers based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made by the Distributor or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

--------------------------------------------------------------------------------
                   SPECIAL INVESTMENT PROGRAMS AND PRIVILEGES
--------------------------------------------------------------------------------
     Exchange Privilege. You may exchange your shares of one of the Company's funds for shares of the same class of any other Company fund. In the case of exchanges from the Company's money market fund to Class A shares of another of the Company's funds, sales charges will apply unless you paid an initial sales charge earlier. You should consider the differences in investment objectives and expenses of a fund as described in this prospectus before making an exchange. Shares are normally redeemed from one of the Company's funds and purchased from the other Company fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day.

     Exchanges are taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser. For complete policies and restrictions governing exchanges, including fees and circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "How to Exchange Shares."

--------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
     Shares may be redeemed on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in good order by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing, by telephone, by electronic funds transfer through the Automated Clearing House ("ACH") or by wire transfer. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. Please call the Transfer Agent first, at 1-888-843-7824 for assistance.

     CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Company from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Fund or Transfer Agent):

- You wish to redeem more than $50,000 worth of shares and receive a check

- A redemption check is not payable to all shareholders listed on the account statement

- A redemption check is not sent to the address of record on your statement

- Shares are being transferred to the Fund account with a different owner or name

- Shares are redeemed by someone other than the owners (such as an Executor)

     REDEEMING SHARES BY MAIL.  Write a "letter of instruction" that includes:

- Your name

- The Fund's name

- Your Fund account number (from your account statement)

- The dollar amount or number of shares to be redeemed

- Any special payment instructions

- The signatures of all registered owners exactly as the account is registered, and

- Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

  Use the following address for requests by mail:
  The Hartford Mutual Funds, Inc.
  P.O. Box 8416
  Boston, MA 02266-8416

  Send courier or Express Mail requests to:
  Boston Financial Data Services
  Attn.: The Hartford Mutual Funds, Inc.
  Two Heritage Drive
  Quincy, MA 02171

     REDEEMING SHARES BY TELEPHONE. You may also redeem shares by telephone by calling 1-888-843-7824. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 P.M., Eastern Time. Shares held in tax-qualified retirement plans may not be redeemed by telephone. You may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account, you may have the proceeds wired to that bank account.

     Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account. This service is not available within 30 days of changing the address on an account.

THE HARTFORD GROWTH AND INCOME FUND                                           11
--------------------------------------------------------------------------------

     Telephone Redemptions Through Bank-Linked Accounts. If you have selected the option on your account application, you may link your Fund account to your bank account. There are no dollar limits on telephone redemption proceeds sent to a bank-linked account. Normally the ACH wire to your bank is initiated on the business day after the redemption.

     Redeeming Shares Through Your Broker. The Distributor has made arrangements to redeem Fund shares from brokers on behalf of their customers. Brokers may charge for that service. The Distributor, acting as agent for the Fund, stands ready to redeem the Fund's shares upon orders from brokers at the offering price next determined after receipt of the order.

     The Transfer Agent may delay forwarding a check or processing a payment via bank linked account for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased.

     You may be charged a fee of up to $8 for wire transfers of redemption proceeds of less than $50,000, which will be deducted from such proceeds. There is no fee for ACH transfers.

--------------------------------------------------------------------------------
                             HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
     Class Y shares of a Company fund may be exchanged for Class Y shares of another Company fund at net asset value per share at the time of exchange. Exchanges of shares involve a redemption of the shares of the Company fund you own and a purchase of shares of the other Company fund. Exchanges may be requested in writing or by telephone.

     For written exchange requests you should submit The Hartford Mutual Funds exchange request form, signed by all owners of the account. Send the form to the Transfer Agent at the addresses listed in "How to Sell Shares."

     For telephone exchange requests you should call 1-888-843-7824. Telephone exchanges may be made only between accounts that are registered with the same names and address.

     All exchanges are subject to the following restrictions:

     The Company fund you are exchanging into must be registered for sale in your state.

     You may exchange only between Company funds that are registered in the same name, address and taxpayer identification number.

     You may only exchange your Class Y shares for Class Y shares of another Company fund.

     If you wish to make more than 12 exchanges in a 12-month period, an exchange fee of $10 per exchange will be charged. Any exchange fees will be paid directly to the Company fund from which shares have been redeemed. Exchanges made pursuant to the Dollar Cost Averaging Program are not subject to this fee or limitation. The minimum amount you may exchange from one Company fund into another is $500 or the entire balance if less.

     The Fund reserves the right to refuse or delay exchanges by any person or group if, in Wellington Management's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     Your exchanges may be restricted or refused if a Company fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund.

     Although the Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Fund reserves the right to terminate or modify the exchange privilege in the future.

     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day.

--------------------------------------------------------------------------------
                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
     The Net Asset Value Per Share is determined for each class of shares for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each regular business day (as previously defined) by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class outstanding. The assets of the Fund are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

--------------------------------------------------------------------------------
                     SHAREHOLDER ACCOUNT RULES AND POLICIES
--------------------------------------------------------------------------------
     The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors or HIFSCO at any time the Board or HIFSCO believes it is in the Fund's best interest to do so.

     Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than

  12                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine. If the Fund does not use reasonable procedures the Fund may be liable for losses due to unauthorized transactions, but otherwise the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

     Purchase, redemption or exchange requests will not be honored until the Transfer Agent receives all required documents in proper form.

     Share certificates will not be issued for the Fund's shares.

     Brokers that can perform account transactions for their clients through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

     All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

     Payment for redeemed shares is forwarded ordinarily by check or through the bank-linked service (as elected by the shareholder) within 7 calendar days after the business day on which the Transfer Agent receives redemption instructions in proper form. Payment will be forwarded within 3 business days for accounts registered in the name of a broker-dealer. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading is restricted or as permitted by the Securities and Exchange Commission. The Transfer Agent may delay forwarding a check or processing a payment via bank linked account for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 calendar days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check. If the purchase payment does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

     Under unusual circumstances shares of a Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "Purchase and Redemption of Shares" in the Statement of Additional Information for more details.

     "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

     The Company does not charge a transaction fee , but if your broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent.

--------------------------------------------------------------------------------
                         INVESTOR INFORMATION SERVICES
--------------------------------------------------------------------------------
     The Fund provides 24-hour access via a toll-free number (1-888-843-7824) for the following information and services:

Fund Information

- Investment objectives

- Performance

- Share prices

Account Information

- Current balances

- Last purchase or sale transaction

- Last dividend distribution

Transaction Services

- Exchanges

- Redemptions

- Duplicate tax forms

- Confirmation statements

     In addition, telephone representatives are available during normal business hours (8:00 A.M. to 6:00 P.M. Eastern Time) to provide the information and services you need.

     Call 1-888-843-7824 for the above information or if you need additional copies of financial reports or historical account information. There may be a small charge for historical account information for prior years.

     Confirmation statements will be generated after every transaction (except reinvestments, automatic investments and automatic payroll investments) that affect your account balance or your account registration. Quarterly consolidated account statements will be sent for all accounts. It is the responsibility of the shareholder to review the accuracy of transactions and to notify the transfer agent of any errors within 15 days of the date of the confirmation. Financial reports will be generated for the Fund every six months.

THE HARTFORD GROWTH AND INCOME FUND                                           13
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND
                              MANAGEMENT SERVICES

     Hartford Investment Financial Services Company ("HIFSCO") serves as investment manager to the Fund pursuant to an investment management agreement
dated             , 1998. As of December 31, 1997, HIFSCO and its affiliates held discretionary management authority with respect to approximately $54.9 billion of client assets. HIFSCO also provides administrative personnel, services, equipment and facilities and office space for the proper operation of the Company. HIFSCO has contracted with Wellington Management for the provision of day to day investment management services to the Fund in accordance with the Fund's investment objective and policies.
                                MANAGEMENT FEES

     The Fund pays a monthly management fee to HIFSCO which is based on a stated percentage of the Fund's average daily net asset value as follows:

             NET ASSET VALUE                ANNUAL RATE
-----------------------------------------   -----------
First $500,000,000.......................      0.80%
Next $500,000,000........................      0.70%
Amount Over $1 Billion...................      0.65%

     HIFSCO, Hartford Plaza, Hartford, Connecticut 06115, is an indirect majority-owned subsidiary of The Hartford and was organized under the laws of Delaware in 1996. The Hartford is a holding company for various insurance related subsidiaries including Hartford Fire Insurance Company, one of the largest insurance carriers in the United States. HL Investment Advisors, Inc., an affiliate of HIFSCO, serves as investment manager to several other mutual funds sponsored by The Hartford affiliates and which are primarily available through the purchase of variable annuity or variable life contracts.

     Certain officers of the Funds are also officers and directors of HIFSCO:
Lowndes A. Smith, Chairman of the Board of the Company, is a Director and President of HIFSCO; Joseph H. Gareau, President and a Director of the Company, is a Director and the Executive Vice President of HIFSCO; Thomas M. Marra, Vice President of the Company, is a Director and Executive Vice President of HIFSCO; Peter W. Cummins, Vice President of the Company, is a Director and Vice President of HIFSCO; Andrew W. Kohnke, Vice President of the Company, is a Director and Vice President of HIFSCO; George R. Jay, Treasurer and Controller of the Company, is Controller of HIFSCO; and Kevin J. Carr, Assistant Secretary and Counsel of the Company, is Assistant Secretary of HIFSCO.
                   INVESTMENT SUB-ADVISORY AND OTHER SERVICES

     Wellington Management serves as sub-adviser to the Fund pursuant to an
investment sub-advisory agreement, dated as of             , 1998.

     In connection with the services provided to the Fund, Wellington Management makes all determinations with respect to the purchase and sale of portfolio securities (subject to the terms and conditions of the investment objectives, policies and restrictions of the Fund and to the general supervision of the Company's Board of Directors and HIFSCO) and places, in the name of the Fund, all orders for execution of the Fund's portfolio transactions. In conjunction with such activities, Wellington Management regularly furnishes reports to the Company's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

     For services rendered to the Fund, Wellington Management charges a quarterly fee to HIFSCO. The Fund will not pay Wellington Management's fee nor any part thereof, nor will the Funds have any obligation or responsibility to do so. Wellington Management has agreed to waive 100% of its sub-advisory fee until shareholder assets of the Fund reach $50 million (exclusive of money invested by HIFSCO or its affiliates). Wellington Management's quarterly fee is based upon the following annual rates as applied to the average of the calculated daily net asset value of the Fund:

             NET ASSET VALUE                ANNUAL RATE
-----------------------------------------   -----------
First $50,000,000........................      0.325%
Next $100,000,000........................      0.250%
Next $350,000,000........................      0.200%
Next $500,000,000........................      0.150%
Over $1 Billion..........................      0.125%

     Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, Wellington Management held discretionary management authority with respect to approximately $175 billion of client assets. Wellington Management, 75 State Street, Boston, MA 02109, is a Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.
                               PORTFOLIO MANAGER

     James A. Rullo, CFA and Vice President of Wellington Management, serves as portfolio manager to the Fund. Prior to joining Wellington Management in 1994 as a quantitative analyst and portfolio manager, Mr. Rullo was a portfolio manager with PanAgora Asset Management from

  14                                         THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

1991 to 1994 and prior to that with The Boston Company from 1987.

--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
     The Fund may sell a portfolio investment soon after its acquisition if Wellington Management believes that such a disposition is in the Fund's best interest. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders. High portfolio turnover may result in the realization of substantial capital gains; distributions derived from such gains may be treated as ordinary income for Federal income tax purposes. Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, it is anticipated that the Fund's portfolio turnover rate will not exceed 100%.

--------------------------------------------------------------------------------
                             BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
     Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers who sell shares of the Company. Wellington Management may also select an affiliated broker-dealer to execute transactions for the Company, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

--------------------------------------------------------------------------------
                            DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------
     Dividends. The Fund intends to distribute substantially all of its net income and capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Fund, and capital gains, if any, will be declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of the Fund.

     Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For The Hartford Mutual Funds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long term capital gains distributions in additional shares of the Fund.

     Reinvest Income Dividends Only. You can elect to reinvest investment income dividends in a Fund while receiving capital gains distributions by check or sent to your bank account.

     Reinvest Capital Gains Only. You can elect to reinvest capital gains in the Fund while receiving dividends by check or sent to your bank account.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gain distributions or have them sent to your bank.

     Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Capital gains attributable to the Fund are taxable as such to shareholders when distributed. It does not matter how long you hold your shares. Dividends paid from short term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

     "Buying a Dividend". When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

     Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

THE HARTFORD GROWTH AND INCOME FUND                                           15
--------------------------------------------------------------------------------

     This information is only a summary of certain federal tax information about your investment. More information is contained in the SAI, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

--------------------------------------------------------------------------------
                          OWNERSHIP AND CAPITALIZATION
                                  OF THE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 CAPITAL STOCK
--------------------------------------------------------------------------------
     The authorized capital stock of the Fund consists of 300 million shares at a par value of $.001 per share.

     The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Fund into one or more classes. Accordingly, the Directors have authorized the issuance of three classes of shares of the Fund designated as Class A, Class B and Class Y shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges, distribution and transfer agency fees and related expenses, different exchange privileges and each class has exclusive voting rights with respect to its respective Rule 12b-1 plan.

--------------------------------------------------------------------------------
                                     VOTING
--------------------------------------------------------------------------------
     Each shareholder is entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other applicable law.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------
     The Fund will issue unaudited semiannual reports showing current investments in the Fund and other information and annual financial statements examined by independent auditors for the Fund.

--------------------------------------------------------------------------------
                                  DISTRIBUTOR
--------------------------------------------------------------------------------
     Hartford Securities Distribution Company, Inc., P.O. Box 2999, Hartford, CT 06104-2999 serves as distributor to the Fund.

--------------------------------------------------------------------------------
                                 TRANSFER AGENT
--------------------------------------------------------------------------------
     Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171, serves as transfer agent to the Fund.

--------------------------------------------------------------------------------
                                   CUSTODIAN
--------------------------------------------------------------------------------
     State Street Bank and Trust Company serves as custodian of the Fund's assets.

--------------------------------------------------------------------------------
                              CLASS A AND B SHARES
--------------------------------------------------------------------------------
     In addition to Class Y shares, the Company also offers Class A and Class B shares. Class A and B shares are available to individual investors. Class A and B shares generally have operating expenses similar to Class Y shares, except for certain sales charges and distribution and transfer agent fees. Please call 1-888-843-7824 for additional information on the purchase of Class A or B shares.

--------------------------------------------------------------------------------
                            REQUESTS FOR INFORMATION
--------------------------------------------------------------------------------
     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the SEC's office in Washington, D.C. Statements contained in the Prospectus as to the contents of any contract or other document referred to herein are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified, in all respects by such reference.

     For additional information, write to The Hartford Growth and Income Fund, c/o The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416, or call 1-888-843-7824.

     NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH OFFER.

                                     PART B

                THE HARTFORD GROWTH AND INCOME FUND (the "Fund")


                       CLASS A, CLASS B AND CLASS Y SHARES



                                  P.O. Box 8416
                              Boston, MA 02266-8416
                                 1-888-843-7824



         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Fund's Class A and Class B prospectus and Class Y prospectus. To obtain a free copy of either prospectus send a written request to: The Hartford Growth and Income Fund, c/o The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416 or call the number listed above.


Date of Prospectus: ________________________________ , 1998
Date of Statement of Additional Information: _____________________________, 1998

TABLE OF CONTENTS                                                     PAGE

GENERAL INFORMATION....................................................1
INVESTMENT OBJECTIVES AND POLICIES.....................................1
MANAGEMENT OF THE FUND................................................14
INVESTMENT ADVISORY ARRANGEMENTS......................................20
FUND EXPENSES.........................................................23
DISTRIBUTION ARRANGEMENTS.............................................23
DISTRIBUTION FINANCING PLANS..........................................24
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................25
DETERMINATION OF NET ASSET VALUE......................................27
PURCHASE AND REDEMPTION OF SHARES.....................................27
TAXES.................................................................34
CUSTODIAN.............................................................38
TRANSFER AGENT SERVICES...............................................38
INDEPENDENT PUBLIC ACCOUNTANTS........................................38
OTHER INFORMATION.....................................................38
APPENDIX...............................................................2

                               GENERAL INFORMATION


         The Hartford Growth and Income Fund (the "Fund"), a diversified series of The Hartford Mutual Funds, Inc. (the "Company"), commenced operations on
           , 1998. The Company is an open-end management investment company consisting of ten separate diversified portfolios. This SAI relates to the Fund only. Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to the Fund. HIFSCO is an indirect majority owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") an insurance holding company with over $100 billion in assets. In addition, Wellington Management Company LLP ("Wellington Management") provides the day-to-day investment management of the Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

A.       FUNDAMENTAL RESTRICTIONS OF THE FUND

         The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

         The investment objective, investment style and certain investment policies of the Fund are set forth in the Prospectus. Set forth below are the fundamental investment policies applicable to the Fund followed by the non-fundamental policies applicable to the Fund.

         The Fund may not:

         1. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, and the following practices when a segregated account has been established to cover such transactions or when an offsetting position has been established by the Fund: the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Fund's investment policies, and reverse repurchase agreements and mortgage dollar rolls for which are not deemed to be issuances of senior securities.

         2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. Although reverse repurchase agreements, mortgage dollar rolls, short sales against the box, futures contracts, options on futures contracts, securities or indices, when issued and delayed delivery transactions and securities lending are not subject to this restriction, in most cases a segregated account will be set up to cover such transactions.

         3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts)
(iii) invest in securities that are secured by real estate or interests therein,
(iv) purchase and sell mortgage-related securities, (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships.

         5. Invest in commodities, except that the Fund may (i) invest in securities of issuers that invest in commodities, and (ii) engage in permissible options and futures transactions and forward foreign currency contracts, entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund (i) may lend portfolio securities in accordance with the Fund's investment policies in amounts up to 33-1/3% of the Fund's total assets taken at market value, (ii) enter into fully collateralized repurchase agreements, and (iii) purchase debt obligations in which the Fund may invest consistent with its investment policies.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or authorities.

         In addition, the Fund will operate as a "diversified" fund within the meaning of the 1940 Act. This means that with respect to 75% of the Fund's total assets, the Fund will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

         If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings under Section 18(f)(1) of the 1940 Act shall be maintained in the manner contemplated by that Section.

         In order to permit the sale of shares of the Fund in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND.

         The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

         The Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account or securities lending arrangements. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options is not deemed to be a pledge or other encumbrance.

         2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities (except short sales against the box) or maintain a short position. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities which are illiquid if, as a result of any such purchase, more than 15% of its net assets would consist of such securities.

         4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         5. Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

         6. Invest for the purpose of exercising control over or management of any company.

         7. To the Fund's knowledge, purchase or retain securities of an issuer if one or more of the directors or officers of the Fund or directors or officers of HIFSCO or Wellington Management or any investment management subsidiary of Wellington Management individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

         8. Invest more than 5% of total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

         9. Invest in real estate limited partnership interests except interests in Real Estate Investment Trusts.

         10. Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on an exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For purposes of this restriction, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

         11. Write covered call options with respect to more than 25% of the value of its total assets; invest more than 25% of its total assets in protective put options; or invest more than 5% of its total assets in options other than protective put or covered call options. The aggregate value of premiums paid on all options held by the Fund at any time will not exceed 20% of the Fund's total assets.

         If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

MISCELLANEOUS INVESTMENT PRACTICES

         A further description of certain of the policies described in the Prospectus is set forth below.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES

         The Fund may hold cash or cash equivalents and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management. The Fund may invest up to 100% of their assets in cash, cash equivalents or money market instruments only for temporary defensive purposes.

         Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

REPURCHASE AGREEMENTS

         The Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has established standards for evaluation of the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements and monitors on a quarterly basis Wellington Management's compliance with such standards. Presently, the Fund may enter into repurchase agreements only with commercial banks with at least $1 billion in assets or with recognized government securities dealers with a minimum net capital of $100 million.

         Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

         A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate.

REVERSE REPURCHASE AGREEMENTS

         The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value. The Fund will establish a segregated account with the Company's custodian bank in which the Fund will maintain cash, cash equivalents, U.S. government securities or other high quality debt securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. The Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the Fund equals more than 33-1/3% of the value the Fund's total assets.

DEBT SECURITIES

         The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); and (3) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

INVESTMENT GRADE DEBT SECURITIES

         The Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by Wellington Management). These securities are generally referred to as "investment grade debt securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

HIGH YIELD-HIGH RISK SECURITIES

         The Fund is permitted to invest up to 5% of its assets in securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

SMALL CAPITALIZATION SECURITIES

         The Fund may invest in equity securities which have less than $2 billion in market capitalization ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies.

NON-U.S. SECURITIES

         The Fund is permitted to invest a portion of its assets in non-U.S. securities, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities. When selecting securities of non-U.S. issuers, Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

         Investing in securities issued by non-U.S. companies involves considerations and potential risks not typically associated with investing in obligations issued by U.S. companies. Less information may be available about non-U.S. companies than about U.S. companies and non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in non-U.S. sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

CURRENCY TRANSACTIONS

         The Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

         The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

OPTIONS AND FUTURES CONTRACTS

         In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, potentially to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the Fund holds in its portfolio or that it intends to purchase. For example, if the Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         In addition, the Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates. Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities.

         The Fund may write covered options only. "Covered" means that, so long as the Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. The Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.

         To hedge against fluctuations in currency exchange rates, the Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

         The Fund also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with the Fund's investment objectives and policies.

         Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When the Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or high-grade, liquid short-term debt securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or high-grade, liquid short-term debt securities equal in value to the deficiency.

         To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, the "in-the-money" amount of such options may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of the Fund's assets at risk to 5%.

         The use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") involve certain investment risks and transaction costs to which the Fund would not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that the Fund would have been in a better position had it not used such a strategy at all.

SWAP AGREEMENTS

         The Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

         The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained by the Company's custodian in a segregated account. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Wellington Management, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Directors, to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Wellington Management, as appropriate, believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Because interest rate swaps, caps, collars and floors are privately negotiated transactions rather than publicly traded they may be considered to be illiquid securities.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

ILLIQUID SECURITIES

         The Fund is permitted to invest in illiquid securities. No illiquid securities will be acquired if upon the purchase more than 15% of the Fund's net assets would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors. The Fund may not be able to sell illiquid securities when Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

         Under current interpretations of the SEC Staff, the following types of securities in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

         The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid, high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; likewise the Fund will segregate securities sold on a delayed-delivery basis.

OTHER INVESTMENT COMPANIES

         The Fund is permitted to invest in other investment companies. The investment companies in which the Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. The Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund; or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

PORTFOLIO SECURITIES LENDING

         The Fund may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the Fund. While the securities are on loan the borrower will pay the Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) the loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of the Fund is not more than 33-1/3% of the Fund's total assets taken at the time of the loan.

                             MANAGEMENT OF THE FUND

         The directors and officers of the Fund and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the Company, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

Name, Address, Age and Position with the Company

JOSEPH ANTHONY BIERNAT (age 70)
Director
30 Hurdle Fence Drive
Avon, CT 06001

Mr. Biernat served as Senior Vice President and Treasurer of United Technologies Corporation from 1984 until March, 1987, when he retired. He subsequently served as Executive Vice President of Boston Security Counselors, Inc., Hartford, Connecticut (1988-1989), and served as Vice President-Client Services of Wright Investors' Service, Bridgeport, Connecticut (1989-1990). Mr. Biernat presently is consulting to organizations on financial matters, with the majority of time spent with T.O. Richardson & Co., Farmington, Connecticut.

WINIFRED ELLEN COLEMAN (age 65)
Director
27 Buckingham Lane
West Hartford, CT 06117

Ms. Coleman has served as President of Saint Joseph College since 1991. She is a Director of LeMoyne College and St. Francis Hospital.

JOSEPH HARRY GAREAU (age 50)
Director and President

P.O. Box 2999
Hartford, CT 06104-2999

Mr. Gareau has served as Executive Vice President and Chief Investment Officer of The Hartford since April, 1993. Formerly, he served as Senior Vice President and Chief Investment Officer/Property-Casualty Division (September, 1992 - April, 1993) and Vice President (October, 1987 - September, 1992). Mr. Gareau is also a Director and the President of The Hartford Investment Management Company ("HIMCO"), a Hartford affiliated registered investment adviser, a Director and Executive Vice President of Hartford Investment Financial Services Company ("HIFSCO"), a Hartford affiliated registered investment adviser, and a Director of Hartford Fire Insurance Company.

WILLIAM ATCHISON O'NEILL (age 67)
Director
Box 360
East Hampton, CT 06424

The Honorable William A. O'Neill served as Governor of the State of Connecticut from 1980 until 1991. He is presently retired.

MILLARD HANDLEY PRYOR, JR. (age 64)
Director
695 Bloomfield Avenue
Bloomfield, CT 06002

Mr. Pryor has served as Managing Director of Pryor & Clark Company, Hartford, Connecticut, since June, 1992. He served as Chairman and Chief Executive Officer of Corcap, Inc. from 1988-1992. In addition, Mr. Pryor is a Director of Pryor & Clark Company, Corcap, Inc., the Wiremold Company, Hoosier Magnetics, Inc., Infodata Systems, Inc., Pacific Scientific Corporation and Fibralock, Inc.

LOWNDES ANDREW SMITH (age 58)
Director and Chairman
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Smith has served as President of The Hartford Life Insurance Companies since January, 1989. He was formerly Senior Vice President and Group Comptroller of The Hartford Insurance Group from 1987-1989. He has been a Director of Connecticut Children's Medical Center since 1993 and a Director of American Counsel of Life Insurance since 1990. Mr. Smith is also President and a Director of HIFSCO.

JOHN KELLEY SPRINGER (age 66)
Director
225 Asylum Avenue
Hartford, CT 06103

Mr. Springer currently serves as Chairman of Medspan, Inc. From 1989 to 1997 he served as Chief Executive Officer of Connecticut Health System, Inc. Formerly, he served as the Chief Executive Officer of Hartford Hospital, Hartford, Connecticut (June, 1971 - August, 1989). He is also a Director of Hartford Hospital, Connecticut Health System, Inc., Hospital Research and Development Institute, and CHS Insurance Ltd. (Chairman).

PETER CUMMINS (age 60)
Vice President
Hartford Plaza
Hartford, CT 06115

Mr. Cummins has served as Senior Vice President since 1997 and Vice President since 1989 of sales and marketing of the Individual Life and Annuity Division of The Hartford Financial Services Group, Inc. - Life Companies. He is also a Director and Vice President of HIFSCO.

JOHN PHILLIP GINNETTI (age 52)
Vice President
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Ginnetti has served as Executive Vice President and Director of Asset Management Services, a division of The Hartford Financial Services Group, Inc. - Life Companies, since 1994. From 1988 to 1994 he served as Senior Vice President and Director of the Individual Life and Annuities Division, also a division of The Hartford Financial Services Group, Inc. - Life Companies.

ANDREW WILLIAM KOHNKE (age 39)
Vice President
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Kohnke has served as a Vice President since 1992, and as an Investment Manager since 1983, of The Hartford Financial Services Group, Inc. Mr. Kohnke is also a Director and Managing Director of HIMCO and a Director and Vice President of HIFSCO.

THOMAS MICHAEL MARRA (age 39)
Vice President
 P.O. Box 2999
Hartford, CT 06104-2999

Mr. Marra has served as an Executive Vice President since 1996, as Senior Vice President since 1994, and as Director of the Individual Life and Annuity Division of The Hartford Financial Services Group, Inc. - Life Companies, since 1980. Mr. Marra is also a Director and Executive Vice President of HIFSCO.

CHARLES MINER O'HALLORAN (age 50)
Vice President and Secretary
Hartford Plaza
Hartford, CT 06115

Mr. O'Halloran has served as Senior Vice President since January, 1998, Corporate Secretary since 1996, Vice President since 1994 and Senior Associate General Counsel since 1988 of The Hartford Financial Services Group, Inc. Mr. O'Halloran is also a Director, Secretary and General Counsel of HIMCO and a Director of HIFSCO.

GEORGE RICHARD JAY (age 45)
Controller and Treasurer
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Jay has served as Secretary and Director, Life and Equity Accounting and Financial Control, of The Hartford Financial Services Group, Inc. - Life Companies since 1987 and is a Director of HIFSCO.

KEVIN J. CARR (age 43)
Assistant Secretary and Counsel
Hartford Plaza
Hartford, CT 06115

Mr. Carr has served as Counsel since November 1996 and Associate Counsel since November 1995, of The Hartford Financial Services Group, Inc. Formerly he served as Counsel of Connecticut Mutual Life Insurance Company from March 1995 to November 1995, Associate Counsel of 440 Financial Group of Worcester from 1994 to 1995 and Corporate Counsel-General Manager of Parker Media, a Hartford-based publishing company, from 1990-1994. Mr. Carr is also an Assistant Secretary of HIFSCO.

JAMES CUBANSKI (age 37)
Assistant Secretary
Hartford Plaza
Hartford, CT 06115

Mr. Cubanski has served as Director of Tax Administration of The Hartford Financial Services Group, Inc. since July, 1995. Formerly he served as Director of Federal Tax Administration (July, 1993 - July, 1995) and Manager of Federal Taxes (February, 1991 - July, 1993).

         An Audit Committee and Nominating Committee have been appointed for the Fund. Each Committee is made up of those directors who are not "interested persons" of the Fund.

         All board members and officers of the Fund are also board members and officers of the following registered investment companies: Hartford Capital Appreciation Fund HLS, Inc., Hartford Dividend and Growth Fund HLS, Inc., Hartford MidCap Fund HLS, Inc., Hartford Growth and Income Fund HLS, Inc., Hartford Stock Fund HLS, Inc., Hartford Index Fund HLS, Inc., Hartford Advisers Fund HLS, Inc., Hartford Mortgage Securities Fund HLS, Inc., Hartford Bond Income Strategy Fund HLS, Inc., Hartford International Opportunities Fund HLS, Inc., Hartford International Advisers Fund HLS, Inc., HVA Money Market Fund HLS, Inc. and the Hartford Small Company Fund HLS, Inc. Shares of each of these investment companies are offered to and may only be purchased by holders of variable annuity and variable life insurance contracts issued by The Hartford and its affiliates. Each of the Directors and principal officers affiliated with the Fund who is also an affiliated person of HIFSCO or Wellington Management is named above, together with the capacity in which such person is affiliated with the Fund, HIFSCO or Wellington Management.

COMPENSATION OF OFFICERS AND DIRECTORS

         The Company pays no salaries or compensation to any of its officers or directors affiliated with The Hartford. The chart below sets forth the fees paid by the Company to the non-interested Directors and certain other information:

                             JOSEPH A.       WINIFRED E.    WILLIAM A.       MILLARD H.      JOHN K.
                             BIERNAT          COLEMAN        O'NEILL           PRYOR        SPRINGER
COMPENSATION
RECEIVED FROM
COMPANY                       $ 6,100         $ 6,100         $ 6,100         $ 6,100         $ 6,100

PENSION OR RETIREMENT
BENEFITS ACCRUED AS
FUND EXPENSE                       $0              $0              $0              $0              $0

TOTAL COMPENSATION
FROM COMPANY AND
COMPLEX PAID TO
DIRECTORS*                    $23,250         $23,250         $23,250         $23,250         $23,250

---------------------------


* As of December 31, 1997, there were twenty-one funds in the Complex (excluding the Fund). The total compensation paid per Complex is comprised of the amount paid to each Director during the 1997 fiscal year.

OTHER INFORMATION ABOUT THE FUND

         The Fund was organized in Maryland on ________________________, 1998. The authorized capital stock of the Fund consists of 300 million shares of common stock, par value $0.001 per share (Common Stock). The Directors have authorized the issuance of three classes of shares of the Fund designated in each instance as Class A, Class B and Class Y shares.

         The shares of the Fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series of the Company vote together in the election and selection of Directors and accountants. Shares of the Fund vote together as a class on matters that affect the Fund in substantially the same manner. As to matters affecting a single class, shares of such class will vote separately. Shares of the Fund do not have cumulative voting rights. The Company and the Fund do not intend to hold annual meetings of shareholders unless required to do so by the 1940 Act or the Maryland statutes under which the Company is organized. Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors. If required by applicable law, a meeting will be held to vote on the removal of a Director or Directors of the Company if requested in writing by the holders of not less than 25% of the Company's outstanding shares. The Fund's shares are fully paid, and nonassessable and, when issued, have no preference, preemptive, conversion or similar rights and are freely transferable.

         The Company's Articles of Incorporation provide that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by Maryland law and the federal securities laws. The Company's Bylaws provide that the Fund shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the Company. Neither the Articles of Incorporation nor the Bylaws authorize the Company to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


                        INVESTMENT ADVISORY ARRANGEMENTS

         The Company, on behalf of the Fund, has entered into an investment management agreement with Hartford Investment Financial Services Company ("HIFSCO"). The investment management agreement provides that HIFSCO, subject to the supervision and approval of the Company's Board of Directors, is responsible for the management of the Fund. In addition,

HIFSCO will provide administrative personnel, services, equipment and facilities and office space for proper operation of the Company. Although HIFSCO has agreed to arrange for the provision of additional services necessary for the proper operation of the Company, the Fund pays for these services directly.

         The Fund has entered into a subadvisory investment management agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

         As provided by the investment management agreement, the Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund's average daily net asset value. HIFSCO, not the Fund, pays the subadvisory fees of Wellington Management as set forth in the Prospectus.

         No person other than Wellington Management and their directors and employees regularly furnishes advice to the Fund with respect to the desirability of the Fund investing in, purchasing or selling securities. Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.

         Securities held by the Fund may also be held by other funds and other clients for which Wellington Management provides investment advice. Because of different investment objectives or other factors, a particular security may be bought by Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for the Fund or client accounts (including other funds) for which Wellington Management act as an investment adviser, transactions in such securities will be made, insofar as feasible, for the Fund and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Wellington Management or their respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         Until at least May 1, 1999 HIFSCO or an affiliate of The Hartford has voluntarily and temporarily agreed to limit the expenses of the Fund by reimbursing the Fund after a certain level of total expenses has been incurred. The reimbursement details are disclosed in the fee table under Investor Expenses in the Prospectuses.

         Pursuant to the investment management agreement and subadvisory investment agreement, neither HIFSCO nor Wellington Management is liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Wellington Management has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of Wellington Management's acts or omissions related to the performance of its duties as set forth specifically in the respective subadvisory investment agreement or otherwise from Wellington Management's willful misfeasance, bad faith or gross negligence.

         HIFSCO is principally located at 200 Hopmeadow Street, Simsbury Connecticut and maintains a mailing address of P.O. Box 2999, Hartford, Connecticut 06104. As of December 31, 1997, HIFSCO and its affiliates had approximately $54.9 billion in assets under management. HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc.

         Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, Wellington Management had investment management authority with respect to approximately $175 billion in assets. Wellington Management is a Massachusetts Limited Liability Partnership. The three managing general partners of Wellington are Robert W. Doran, Duncan M. McFarland and John R. Ryan.

         The investment management agreement and investment subadvisory agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the Company including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. The contract automatically terminates upon assignment. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the Fund. The subadvisory investment agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, by HIFSCO upon written notice to Wellington Management, and by Wellington Management upon 90 days' written notice to HIFSCO (with respect to the Fund only). The investment subadvisory agreement terminates automatically upon the termination of the corresponding investment advisory agreement.

         HIFSCO may make payments from time to time from its own resources, which may include the management fees paid by the Company to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Fund including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.


                                  FUND EXPENSES

EXPENSES OF THE FUND

         The Fund pays its own expenses including, without limitation: (i) expenses of maintaining the Fund and continuing its existence, (ii) registration of the Fund under the Investment Company Act, (iii) auditing, accounting and legal expenses, (iv) taxes and interest, (v) governmental fees, (vi) expenses of issue, sale, repurchase and redemption of Fund shares, (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (ix) expenses of reports to governmental officers and commissions, (x) insurance expenses, (xi) association membership dues, (xii) fees, expenses and disbursements of custodians for all services to the Fund, (xiii) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xiv) expenses for servicing shareholder accounts,
(xv) any direct charges to shareholders approved by the Directors of the Fund,
(xvi) compensation and expenses of Directors of the Fund who are not "interested persons" of the Fund, and (xvii) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its Directors and officers with respect thereto.


                            DISTRIBUTION ARRANGEMENTS

         Hartford Securities Distribution Company, Inc. ("HSD") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Company. HSD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.
(NASD). Shares of the Fund will be continuously offered and will be sold by selected broker-dealers who have executed selling agreements with HSD. HSD bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the SEC and qualifying them with state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors of the Company, including a majority of the Directors who are not parties to the Underwriting Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of the Fund. HSD is not obligated to sell any specific amount of shares of the Fund.

         HSD's principal business address is at Hartford Plaza, Hartford, Connecticut 06104 and its mailing address is at P.O. Box 2999, Hartford, Connecticut 06104. HSD was organized as a Connecticut Corporation on August 24, 1994, and is an indirect wholly-owned subsidiary of The Hartford.

                          DISTRIBUTION FINANCING PLANS


         The Fund has adopted separate distribution plans (the "Plans") for Class A and Class B shares of the Fund pursuant to appropriate resolutions of the Fund's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

CLASS A PLAN

         Pursuant to the Class A Plan, the Fund may compensate HSD for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. Up to .25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.

CLASS B PLAN

         Pursuant to the Class B Plan, the Fund may pay HSD a fee of up to 1.00% of the average daily net assets attributable to Class B shares, .75% of which is a fee for distribution financing activities and .25% of which is for shareholder account services. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class B shares or provide maintenance and personal services to existing Class B shareholders. HSD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HSD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HSD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HSD or its affiliates for shareholder accounts.

         The purpose of the 0.75% fee representing distribution payments to HSD under the Class B Plan is to compensate HSD for its distribution services to the Fund. HSD pays commissions to brokers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class B Plan also provides that HSD will receive all contingent deferred sales charges attributable to Class B shares.

GENERAL

         In accordance with the terms of the Plans, HSD provides to the Fund, for review by the Company's Board of Directors, a quarterly written report of the amounts expended under the Plans and the purpose for which such expenditures were made. In the Board of Directors' quarterly review of the Plans, they will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

         The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors and HIFSCO, Wellington Management is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Wellington Management generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest possible spread or commission. Wellington Management may direct brokerage transactions to broker-dealers who also sell shares of the Fund and the sale of shares of the Fund may be taken into account by Wellington Management when allocating brokerage transactions.

         Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         While Wellington Management (as applicable) seek to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, dealers who provide supplemental investment research to Wellington Management may receive orders for transactions from Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of Wellington Management, the Fund will be benefited by such supplemental research services, Wellington Management is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by Wellington Management under the investment advisory agreement or the sub-investment advisory agreement. The expenses of Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Fund may benefit from such research obtained by Wellington Management for portfolio transactions for other clients.

         Investment decisions for the Fund will be made independently from those of any other clients that may be (or in the future may be) managed by Wellington Management. If, however, accounts managed by Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of the Company's Board of Directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in whatever manner Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue).


                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of the Fund is determined by Hartford Life Insurance Company, ("Hartford Life") an affiliate of The Hartford, in the manner described in the Fund's Prospectus. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities held by the Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. The Fund's short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Fund's Board of Directors.

         The Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per share. Class B and Class Y shares are offered at net asset value without the imposition of an initial sales charge.


                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase of Fund shares, see "About Your Account--How to Buy Shares" in the Fund's Prospectus.

         For a description of how a shareholder may have the Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account--How to Redeem Shares" in the Fund's Prospectus.

RIGHTS OF ACCUMULATION

         The Fund offers to all qualifying investors Rights of Accumulation under which investors are permitted to purchase Class A shares of any funds of the Company at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of the Company and the current account value of the Hartford Director (or version thereof) variable annuity or single premium variable life contracts issued by affiliates of The Hartford. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. A family member is a spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. The Transfer Agent must be notified by you or your broker each time a qualifying purchase is made.

LETTER OF INTENT

         Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent
(LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of the Company owned by the shareholder. Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, Boston Financial Data Services, Inc. ("BFDS"), the Company's transfer agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to BFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by BFDS pay such difference in sales charge, BFDS will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Additional information about the terms of the LOI are available from your registered representative or from BFDS at 1-888-843-7824.

SYSTEMATIC WITHDRAWAL PLAN

         The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares and the Company's money market fund shares not subject to a CDSC (except as noted below) of the Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly. SWP's for Class B shares of the Fund and the Company's money market fund shares subject to a CDSC are permitted only for redemptions limited to no more than 12% of the account value annually (measured from the date the Transfer Agent receives the request).

         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

         The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

SPECIAL REDEMPTIONS

         Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

SUSPENSION OF REDEMPTIONS

         The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the Securities and Exchange Commission may permit for the protection of investors.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

         Average annual total return quotations for Class A, Class B and Class Y shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

         P(1+T)n = ERV

Where:            P        =       a hypothetical initial payment of $1,000,
                                   less the maximum sales load applicable to the
                                   Fund
                  T        =       average annual total return
                  n        =       number of years
                  ERV      =       ending redeemable value of the hypothetical
                                   $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         The Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC.

         The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Fund's Prospectus).

         Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

STANDARDIZED YIELD QUOTATIONS

         The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

         2 { { ((a-b) / cd) + 1}6 - 1 }

Where:     a     =     net investment income earned during the period
                       attributable to the subject class
           b     =     net expenses accrued for the period attributable to the
                       subject class
           c     =     the average daily number of shares of the subject class
                       outstanding during the period that were entitled to
                       receive dividends
           d     =     the maximum offering price per share of the subject

Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased.

NON-STANDARDIZED PERFORMANCE

         In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION

         From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices.

         In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by:
(a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         The Fund's investment performance may be advertised in various financial publications, newspapers, magazines including the following:

Across the Board
Advertising Age
Adviser's Magazine
Adweek
Agent
American Banker
American Agent and Broker
Associated Press
Barron's
Best's Review

Bloomberg
Broker World
Business Week
Business Wire
Business News Features
Business Month
Business Marketing
Business Daily
Business Insurance
California Broker
Changing Times
Consumer Reports
Consumer Digest
Crain's
Dow Jones News Service
Economist
Entrepreneur
Entrepreneurial Woman
Financial Services Week
Financial World
Financial Planning
Financial Times
Forbes
Fortune
Hartford Courant
Inc
Independent Business
Institutional Investor
Insurance Forum
Insurance Advocate Independent
Insurance Review Investor's
Insurance Times
Insurance Week
Insurance Product News
Insurance Sales
Investment Dealers Digest
Investment Advisor
Journal of Commerce
Journal of Accountancy
Journal of the American Society of CLU & ChFC
Kiplinger's Personal Finance
Knight-Ridder
Life Association News
Life Insurance Selling
Life Times
LIMRA's MarketFacts
Lipper Analytical Services, Inc.
MarketFacts
Medical Economics
Money
Morningstar, Inc.
Nation's Business
National Underwriter
New Choices (formerly 50 Plus)
New England Business
New York Times
Pension World
Pensions & Investments
Professional Insurance Agents
Professional Agent
Registered Representative
Reuter's
Rough Notes
Round the Table
Service
Success
The Standard
The Boston Globe
The Washington Post
Tillinghast
Time
U.S. News & World Report
U.S. Banker
United Press International
USA Today
Value Line
Wall Street Journal
Wiesenberger Investment
Working Woman

         From time to time the Fund may publish the sales of shares on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.


                                      TAXES

         The Fund is treated as a separate entity for accounting and tax purposes. The Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

         The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         If the Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund anticipates that it generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to its shareholders, who therefore generally will not report such amounts on their own tax returns.

         For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and would not be distributed as such to shareholders.

         The Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         Investment in debt obligations that are at risk of or in default presents special tax issues for the Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures, options, and forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

         The Fund may recognize gain with respect to appreciated stock, debt, and partnership interests upon entering into short sales, offsetting notional principal contracts, futures, forwards, and options with respect to the same or substantially identical property.

         Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of the Fund (including by exercise of the exchange privilege), a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term, mid-term, qualified five-year or short-term, depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends or capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) immediately before or after the stock becomes ex-dividend and distributed and designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

STATE AND LOCAL

         The Fund may be subject to state or local taxes in jurisdictions in which the Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Fund may have different tax consequences for shareholders than would direct investment in the Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                                    CUSTODIAN

         Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company.


                             TRANSFER AGENT SERVICES

         Boston Financial Data Services, Two Heritage Drive, Quincy, MA 02171, is the transfer agent for the Fund.


                         INDEPENDENT PUBLIC ACCOUNTANTS

         Arthur Andersen LLP, has been selected as the independent certified public accountants of the Fund to provide audit services and assistance and consultation with respect to the preparation of filings with the SEC.


                                OTHER INFORMATION

         The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Fund at any time, or to grant the use of such name to any other company.

                                    APPENDIX

         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

         STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

         AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

         BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

         Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

         MOODY'S

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

Liquidity ratios are adequate to meet cash requirements.

- Liquidity ratios are basically as follows, broken down by the type of issuer:

         Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

         Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

         Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

- The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

-        The issuer has access to at least two additional channels of borrowing.

- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

-        The reliability and quality of management are unquestioned.

                         THE HARTFORD MUTUAL FUNDS, INC.
                           PART C - OTHER INFORMATION



Item 24.   Financial Statements and Exhibits.
     (a)   Financial Statements.
     In Part A:  Not Applicable
     In Part B:  Not Applicable
     (b)   Exhibits
     1.    Articles of Incorporation(a)
     2.    By-Laws(a)
     3.    Not Applicable
     5.    Form of Investment Advisory Agreement(a)
     5.1   Form of Sub-Advisory Agreement(a)
     5.2   Investment Management Agreement with Hartford Investment Financial
           Services Company(b)
     5.3   Investment Sub-Advisory Agreement with Wellington Management LLP(b)
     5.4   Investment Services Agreement with Hartford Investment Management
           Company(b)
     5.5   Form of Amendment Number 1 to Investment Management Agreement(e)
     5.6   Form of Amendment Number 1 to Sub-Advisory Agreement between Hartford
           Investment Financial Services Company and Wellington Management Company LLP(e)
     5.7   Form of Amendment Number 2 to Investment Management Agreement
     5.8   Form of Amendment Number 2 to Sub-Advisory Agreement between Hartford
           Investment Financial Services Company and Wellington Management Company LLP
     6.    Form of Principal Underwriting Agreement(a)
     6.1   Form of Dealer Agreement with the Distributor(c)
     6.2   Form of Amendment Number 1 to Principal Underwriting Agreement(e)
     6.3   Form of Amendment Number 2 to Principal Underwriting Agreement
     7.    Not Applicable
     8.    Form of Custodian Agreement(c)
     8.1   Form of Amendment Number 1 to Custodian Agreement(e)
     8.2   Form of Amendment Number 2 to Custodian Agreement
     9.    Form of Transfer Agency and Service Agreement(c)
     9.1   Form of Amendment Number 1 to Transfer Agency and Service Agreement(e)
     9.2   Form of Amendment Number 2 to Transfer Agency and Service Agreement
     10.   Opinion and Consent of Counsel(d)
     11.   Not Applicable


--------
(a) Filed with Registrant's Initial Registration Statement on April 9, 1996.
(b) Filed with Registrant's Post-Effective Amendment Number 3 on June 20, 1997.
(c) Filed with Registrant's Pre-Effective Amendment Number 1 on June 27, 1996.
(d) To be filed with Registrant's Rule 24f-2 Notice.
(e) Filed with Registrant's Post-Effective Amendment Number 4 on
    October 16, 1997.

     12.   Not Applicable
     13.   Not Applicable
     14.   Not Applicable
     15.   Form of Rule 12b-1 Distribution Plan for Class A Shares(a)
     15.1  Form of Rule 12b-1 Distribution Plan for Class B Shares(a)
     15.2  Form of Amended Rule 12b-1 Distribution Plan for Class A Shares(e)
     15.3  Form of Amended Rule 12b-1 Distribution Plan for Class B Shares(e)
     15.4  Form of Amendment Number 1 to Amended and Restated Rule 12b-1
           Distribution Plan for Class A Shares
     15.5  Form of Amendment Number 1 to Amended and Restated Rule 12b-1
           Distribution Plan for Class B Shares
     16.   Not Applicable
     17.   Not Applicable
     18.   Form of Rule 18f-3 Plan(a)
     18.1  Form of Amended Rule 18f-3 Plan(e)
     18.2  Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan
     19.   Powers of Attorney
     27.   Not Applicable

Item 25.   Persons Controlled by or Under Common Control with Registrant.

           Inapplicable

Item 26.   Number of Record Holders by Class of Securities as of
           December 31, 1997.

           FUND NAME                                       CLASS A   CLASS B   CLASS Y
           The Hartford Small Company Fund                   2,625       867      73
           The Hartford Capital Appreciation Fund           25,491    16,275     545
           The Hartford International Opportunities Fund     2,583       843      60
           The Hartford MidCap Fund                              3         1       1
           The Hartford Stock Fund                           6,817     3,316      61
           The Hartford Dividend and Growth Fund             6,162     2,929      50
           The Hartford Advisors Fund                        5,919     2,756      51
           The Hartford Bond Income Strategy Fund              360       154       5
           The Hartford Money Market Fund                      960       158       5
                                                            ------    ------     ---
           Total Number of Record Holders by Class          50,920    27,299     851
                                                            ======    ======     ===

Item 27.   Indemnification.

           Reference is made to Article V of the Articles of Incorporation filed with Registrant's Initial Registration Statement on April 9, 1996.

Item 28.   Business and Other Connections of Investment Adviser.

           All of the information required by this item is set forth in Schedules D of Forms ADV, as amended, for HIFSCO (File No. 801-53584), Wellington Management (File No. 801-15908) and HIMCO (File No. 801-53542).

Item 29.   Principal Underwriters

           Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

      Hartford Life Insurance      DC Variable Account I
        Company
                                   Separate Account Two (DC Variable Account II)
                                   Separate Account Two (Variable Account "A")
                                   Separate Account Two (QP Variable Account)
                                   Separate Account Two (NQ Variable Account)
                                   Putnam Capital Manager Trust Separate Account
                                   Separate Account One
                                   Separate Account Two
                                   Separate Account Three
                                   Separate Account Five

      Hartford Life and Annuity
        Insurance Company          Separate Account One
                                   Separate Account Three
                                   Separate Account Five
                                   Separate Account Six
                                   Putnam Capital Manager Trust Separate Account Two

      American Maturity Life       Separate Account American Maturity Life Variable Annuity
        Insurance Company

The Directors and principal officers of HSD and their position with the Registrant are as follows:

                                                                        Position or Office
    Name*                             HSD                               With Registrant
    -----                             ---                               ------------------
Peter Cummins              Senior Vice-President                       Vice President
Lynda Godkin               Senior Vice President, General Counsel      None
                           and Corporate Secretary
John P. Ginnetti           Executive Vice President                    Vice President
George Jay                 Controller & Fin. Principal                 Controller & Treasurer
Stephen T. Joyce           Asst. Secretary                             None

Glen J. Kvadus             Asst. Secretary                             None
Thomas M. Marra            Exec. Vice-Pres.                            Vice President
Paul Eugene Olson          Supv. Registered Principal                  None
Edward M. Ryan, Jr.        Asst. Secretary                             None
Lowndes A. Smith           President and CEO                           Chairman
Donald W. Waggaman, Jr.    Treasurer                                   None

         *  Principal business address is P.O. Box 2999, Hartford, CT 06104-2999

Item 30.    Location of Accounts and Records.

      Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 224 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 31.    Management Services

      Not Applicable

Item 32.    Undertakings.

      (a)   Not Applicable

      (b) The Company will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's registration statement.

      (c) The Company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.

      (d) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, as it relates to the assistance to be rendered to shareholders with respect to the call of a meeting to replace a director.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 5th day of February, 1998.

                                           THE HARTFORD MUTUAL FUNDS, INC.


                                           By:             *
                                               ---------------------------
                                                  Joseph H. Gareau
                                                  Its: President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                     TITLE                             DATE
---------                     -----                             ----

             *                President                         February 5, 1998
--------------------------    (Chief Executive Officer
Joseph H. Gareau              & Director)

             *                Controller & Treasurer            February 5, 1998
--------------------------    (Chief Accounting Officer and
George R. Jay                 Chief Financial Officer)

             *                Director                          February 5, 1998
--------------------------
Joseph A. Biernat

             *                Director                          February 5, 1998
--------------------------
Winifred E. Coleman

             *                Director                          February 5, 1998
--------------------------
William A. O'Neill

             *                Director                          February 5, 1998
--------------------------
Millard H. Pryor, Jr.

             *                Director                          February 5, 1998
--------------------------
Lowndes A. Smith


             *                Director                          February 5, 1998
--------------------------
John K. Springer

/s/ KEVIN J. CARR                                               February 5, 1998
--------------------------
* By Kevin J. Carr
  Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.                                                                       Page No.
-----------                                                                       --------
5.7          Form of Amendment Number 2 to Investment Management Agreement

5.8          Form of Amendment Number 2 to Sub-Advisory Agreement between
             Hartford Investment Financial Services Company and
             Wellington Management Company LLP

6.3          Form of Amendment Number 2 to Principal Underwriting Agreement

8.2          Form of Amendment Number 2 to Custodian Agreement

9.2          Form of Amendment Number 2 to Transfer Agency and Service Agreement

15.4         Form of Amendment Number 1 to Amended and Restated
             Rule 12b-1 Distribution Plan for Class A Shares

15.5         Form of Amendment Number 1 to Amended and Restated
             Amended Rule 12b-1 Distribution Plan for Class B Shares

18.2         Form of Amendment Number 1 to Amended and Restated
             Amended Rule 18f-3 Plan

19.          Powers of Attorney